UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor®
Limited Term Bond Fund

May 31, 2015

1.804849.111

LTB-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 68.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.3%
Automobiles - 2.3%
American Honda Finance Corp.:
1.2% 7/14/17	$ 5,000,000	$ 5,009,650
2.125% 10/10/18	500,000	509,929
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,220,000	1,223,841
1.3% 7/31/15 (b)	1,260,000	1,261,676
1.375% 8/1/17 (b)	2,000,000	2,000,532
1.45% 8/1/16 (b)	1,461,000	1,469,880
1.65% 5/18/18 (b)	3,000,000	3,002,142
2.25% 3/2/20 (b)	3,020,000	3,014,437
2.375% 8/1/18 (b)	1,000,000	1,020,985
General Motors Financial Co., Inc.:
2.4% 4/10/18	3,000,000	2,999,124
3% 9/25/17	3,000,000	3,063,804
3.15% 1/15/20	5,000,000	5,000,780
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,000,000	1,001,998
2.4% 5/22/20 (b)	3,098,000	3,118,874
Volkswagen International Finance NV:
1.6% 11/20/17 (b)	620,000	623,334
2.125% 11/20/18 (b)	1,500,000	1,523,376
2.375% 3/22/17 (b)	600,000	612,531
		36,456,893
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,170,887
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 2.2% 5/26/20	5,000,000	4,990,420
Household Durables - 0.5%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,010,000
4% 2/15/20	3,000,000	3,015,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,050,000
		7,075,000
Media - 4.1%
21st Century Fox America, Inc. 6.9% 3/1/19	750,000	882,188
British Sky Broadcasting Group PLC 2.625% 9/16/19 (b)	3,000,000	3,030,030
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Comcast Corp.:
4.95% 6/15/16	$ 2,326,000	$ 2,428,460
5.7% 5/15/18	42,000	47,253
6.3% 11/15/17	6,000,000	6,728,460
COX Communications, Inc. 6.25% 6/1/18 (b)	4,000,000	4,514,660
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,740,076
5.875% 10/1/19	5,034,000	5,743,069
Discovery Communications LLC 5.05% 6/1/20	322,000	357,598
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (b)	3,000,000	3,008,121
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,889
1.65% 9/29/17	5,050,000	5,056,605
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,363,366
6.75% 7/1/18	1,141,000	1,280,155
8.25% 4/1/19	500,000	592,516
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,995,368
5.875% 11/15/16	1,685,000	1,799,093
6.875% 6/15/18	5,095,000	5,850,033
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,977,872
3.5% 4/1/17	455,000	472,326
6.125% 10/5/17	679,000	747,389
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,043,662
		64,936,189
TOTAL CONSUMER DISCRETIONARY		114,629,389
CONSUMER STAPLES - 4.1%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,516,598
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	5,000,000	5,036,825
Heineken NV 1.4% 10/1/17 (b)	321,000	321,716
PepsiCo, Inc. 7.9% 11/1/18	815,000	984,164
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.:
2.2% 8/1/18 (b)	$ 2,310,000	$ 2,336,103
2.45% 1/15/17 (b)	1,280,000	1,304,246
		11,499,652
Food & Staples Retailing - 1.0%
CVS Health Corp.:
2.25% 12/5/18	3,376,000	3,439,746
2.25% 8/12/19	5,000,000	5,033,115
Kroger Co. 0.8044% 10/17/16 (d)	5,000,000	5,013,535
Walgreen Co. 1.8% 9/15/17	2,267,000	2,283,606
		15,770,002
Food Products - 1.8%
Cargill, Inc. 6% 11/27/17 (b)	106,000	117,702
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,222,260
General Mills, Inc.:
1.4% 10/20/17	3,000,000	3,001,932
2.2% 10/21/19	2,000,000	2,009,916
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	619,645
5.375% 2/10/20	5,000,000	5,624,495
The J.M. Smucker Co.:
1.75% 3/15/18 (b)	5,874,000	5,880,297
2.5% 3/15/20 (b)	1,964,000	1,978,926
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,131,355
William Wrigley Jr. Co. 2% 10/20/17 (b)	428,000	433,463
		29,019,991
Tobacco - 0.6%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,034,910
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,646,889
Reynolds American, Inc.:
1.05% 10/30/15	707,000	706,689
6.75% 6/15/17	513,000	564,641
		8,953,129
TOTAL CONSUMER STAPLES		65,242,774
ENERGY - 6.0%
Energy Equipment & Services - 1.0%
DCP Midstream LLC 5.35% 3/15/20 (b)	6,738,000	6,865,139
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	$ 768,000	$ 884,595
Nabors Industries, Inc. 2.35% 9/15/16	257,000	257,879
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	617,019
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,064,565
4% 3/16/18	102,000	104,758
Petrofac Ltd. 3.4% 10/10/18 (b)	1,000,000	995,921
Transocean, Inc. 3% 10/15/17	3,500,000	3,414,688
		15,204,564
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	47,688
6.375% 9/15/17	555,000	612,952
BG Energy Capital PLC 2.875% 10/15/16 (b)	620,000	635,034
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,988,515
2.248% 11/1/16	620,000	631,891
2.521% 1/15/20	1,688,000	1,720,153
Canadian Natural Resources Ltd. 1.75% 1/15/18	415,000	412,364
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	333,578
Chevron Corp. 1.961% 3/3/20	4,000,000	4,008,900
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (b)	291,000	293,615
3.3% 6/1/20 (b)	1,047,000	1,057,149
ConocoPhillips Co.:
1.5% 5/15/18	3,000,000	3,004,737
2.2% 5/15/20	961,000	962,735
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	283,979
2.7% 4/1/19	821,000	778,938
Devon Energy Corp.:
0.7206% 12/15/15 (d)	1,500,000	1,498,697
2.25% 12/15/18	3,484,000	3,517,547
Duke Energy Field Services 5.375% 10/15/15 (b)	212,000	213,855
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	22,535
Enable Midstream Partners LP 2.4% 5/15/19 (b)	174,000	168,426
Enbridge, Inc. 0.7116% 6/2/17 (d)	2,613,000	2,582,148
Encana Corp. 6.5% 5/15/19	5,000,000	5,717,170
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	783,249
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
1.65% 5/7/18	$ 631,000	$ 631,625
2.55% 10/15/19	178,000	180,126
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	20,000	20,963
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,735,713
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,836
3.05% 12/1/19	758,000	761,254
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	891,535
Petro-Canada 6.05% 5/15/18	3,326,000	3,737,380
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,459,610
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	3,000,000	3,085,560
Petroleos Mexicanos:
3.125% 1/23/19	77,000	78,363
3.5% 7/18/18	5,000,000	5,183,450
3.5% 7/23/20 (b)	1,355,000	1,373,821
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,298,087
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,000,000	3,005,556
3.95% 9/15/15	375,000	378,404
5.75% 1/15/20	962,000	1,090,273
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,000,000	1,000,586
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,296,525
Southwestern Energy Co.:
3.3% 1/23/18	2,476,000	2,545,405
4.05% 1/23/20	864,000	894,675
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,737
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	92,545
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,057,850
Total Capital International SA 2.125% 1/10/19	2,000,000	2,035,136
TransCanada PipeLines Ltd.:
1.0659% 1/12/18 (d)	2,500,000	2,505,698
1.875% 1/12/18	3,000,000	3,031,038
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	411,708
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,275,852
5.375% 6/1/21	600,000	664,858
		79,424,024
TOTAL ENERGY		94,628,588
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 35.8%
Banks - 18.5%
ABN AMRO Bank NV 2.5% 10/30/18 (b)	$ 4,000,000	$ 4,077,304
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,003,450
1.45% 5/15/18	570,000	569,505
1.875% 10/6/17	620,000	628,663
2.25% 6/13/19	2,000,000	2,020,738
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (b)	2,575,000	2,616,071
Bank of America Corp.:
1.7% 8/25/17	4,428,000	4,444,175
2% 1/11/18	6,200,000	6,242,408
2.25% 4/21/20	6,000,000	5,929,788
2.6% 1/15/19	7,495,000	7,611,450
2.65% 4/1/19	7,100,000	7,224,207
5.75% 12/1/17	1,150,000	1,261,287
Bank of America NA:
1.25% 2/14/17	2,420,000	2,422,330
1.65% 3/26/18	1,924,000	1,923,981
1.75% 6/5/18	2,000,000	1,998,260
5.3% 3/15/17	250,000	266,091
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,040,020
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (b)	590,000	589,944
2.3% 3/5/20 (b)	3,000,000	3,012,642
2.35% 9/8/19 (b)	3,050,000	3,069,612
2.7% 9/9/18 (b)	500,000	513,724
Barclays Bank PLC:
2.5% 2/20/19	1,300,000	1,323,798
5% 9/22/16	5,000,000	5,257,330
Barclays PLC:
2% 3/16/18	5,000,000	5,026,080
2.75% 11/8/19	2,831,000	2,861,207
BNP Paribas 2.375% 9/14/17	6,000,000	6,115,548
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,994,197
BPCE SA:
1.625% 2/10/17	450,000	453,073
1.7% 4/25/16	2,000,000	2,012,240
2.5% 7/15/19	2,000,000	2,027,786
Capital One Bank NA:
1.3% 6/5/17	1,000,000	996,805
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Capital One Bank NA: - continued
2.25% 2/13/19	$ 1,000,000	$ 1,001,368
Capital One NA:
1.65% 2/5/18	3,000,000	2,986,725
2.4% 9/5/19	2,000,000	2,000,704
CIT Group, Inc. 3.875% 2/19/19	3,090,000	3,097,725
Citigroup, Inc.:
0.5336% 6/9/16 (d)	3,000,000	2,988,477
1.3% 11/15/16	767,000	768,514
1.55% 8/14/17	2,000,000	1,999,244
1.7% 4/27/18	1,500,000	1,491,981
1.75% 5/1/18	2,870,000	2,868,760
1.85% 11/24/17	3,000,000	3,019,419
2.4% 2/18/20	4,000,000	3,990,940
2.5% 9/26/18	1,500,000	1,526,325
2.5% 7/29/19	2,000,000	2,014,088
2.55% 4/8/19	3,000,000	3,040,614
6.125% 5/15/18	12,000	13,435
Citizens Bank NA 2.45% 12/4/19	3,000,000	3,025,029
Comerica, Inc. 2.125% 5/23/19	345,000	344,270
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	759,250
2.3% 9/6/19	2,000,000	2,016,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,021,258
Credit Suisse AG 6% 2/15/18	3,680,000	4,062,772
Credit Suisse New York Branch:
0.772% 5/26/17 (d)	2,000,000	1,996,616
1.75% 1/29/18	2,000,000	2,000,496
2.3% 5/28/19	5,750,000	5,782,591
3% 10/29/21	1,500,000	1,509,053
Discover Bank 2% 2/21/18	5,920,000	5,926,932
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,438
4.5% 6/1/18	3,024,000	3,251,462
5.45% 1/15/17	291,000	309,863
Fifth Third Bank 2.375% 4/25/19	1,000,000	1,013,295
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	691,486
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,040,125
HBOS PLC 6.75% 5/21/18 (b)	509,000	567,693
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
HSBC Bank PLC 1.5% 5/15/18 (b)	$ 1,570,000	$ 1,564,587
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	545,011
2.375% 11/13/19	3,000,000	3,013,122
2.625% 9/24/18	262,000	269,163
Huntington Bancshares, Inc. 7% 12/15/20	180,000	215,141
Huntington National Bank 2.2% 4/1/19	1,000,000	998,862
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	3,000,000	3,019,524
Intesa Sanpaolo SpA 2.375% 1/13/17	7,750,000	7,816,410
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,507,448
1.625% 5/15/18	4,500,000	4,487,729
2% 8/15/17	4,500,000	4,556,079
2.2% 10/22/19	10,058,000	10,030,401
2.25% 1/23/20	3,000,000	2,984,127
2.35% 1/28/19	1,942,000	1,965,063
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,940,018
KeyBank NA:
1.65% 2/1/18	397,000	398,131
2.5% 12/15/19	3,783,000	3,839,749
KeyCorp. 2.3% 12/13/18	2,000,000	2,026,554
La Caisse Centrale 1.75% 1/29/18 (b)	4,000,000	4,003,060
Lloyds Bank PLC 1.75% 3/16/18	3,000,000	3,008,103
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,981,984
2.3% 1/30/19	1,100,000	1,113,577
Marshall & Ilsley Bank 5% 1/17/17	778,000	818,643
Mizuho Bank Ltd.:
1.55% 10/17/17 (b)	1,940,000	1,938,619
2.45% 4/16/19 (b)	1,400,000	1,417,017
2.65% 9/25/19 (b)	2,000,000	2,036,722
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,237,101
MUFG Union Bank NA 1.5% 9/26/16	335,000	337,321
Nordea Bank AB 2.375% 4/4/19 (b)	1,000,000	1,013,738
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,568,984
1.5% 2/23/18	2,100,000	2,105,412
2.4% 10/18/19	3,000,000	3,037,296
Regions Bank 7.5% 5/15/18	250,000	288,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp.:
2% 5/15/18	$ 580,000	$ 579,996
5.75% 6/15/15	589,000	589,995
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,724,162
Royal Bank of Scotland Group PLC:
1.2131% 3/31/17 (d)	8,715,000	8,720,926
2.55% 9/18/15	2,052,000	2,061,542
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	948,980
2.25% 7/11/19	3,500,000	3,516,163
2.45% 1/10/19	590,000	600,606
2.45% 1/16/20	3,000,000	3,033,948
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	937,045
2.5% 5/1/19	550,000	557,628
3.5% 1/20/17	1,378,000	1,425,097
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,002,708
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	5,044,760
2.25% 11/5/19	2,000,000	2,025,220
2.625% 9/10/18	1,200,000	1,243,482
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,029,438
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,208,041
Wachovia Bank NA 6% 11/15/17	570,000	631,875
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,306,331
2.15% 1/15/19	5,500,000	5,570,769
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,103,786
		291,887,295
Capital Markets - 4.9%
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,000,625
2.5% 2/13/19	2,250,000	2,282,936
Goldman Sachs Group, Inc.:
1.0706% 12/15/17 (d)	3,000,000	3,005,949
2.375% 1/22/18	5,850,000	5,937,662
2.625% 1/31/19	13,000,000	13,245,466
5.95% 1/18/18	1,693,000	1,871,388
6.15% 4/1/18	402,000	448,572
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 250,000	$ 265,325
6.85% 6/15/17	125,000	137,083
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,034,306
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	44,058
6.875% 4/25/18	726,000	826,791
Morgan Stanley:
1.875% 1/5/18	2,000,000	2,007,796
2.125% 4/25/18	580,000	584,551
2.375% 7/23/19	9,660,000	9,707,025
2.5% 1/24/19	1,750,000	1,771,578
2.65% 1/27/20	11,000,000	11,110,055
4.75% 3/22/17	2,000,000	2,120,034
4.875% 11/1/22	2,000,000	2,154,682
5.45% 1/9/17	1,200,000	1,275,977
5.5% 1/26/20	2,000,000	2,256,874
5.625% 9/23/19	112,000	126,634
5.95% 12/28/17	383,000	423,114
7.3% 5/13/19	603,000	714,535
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,279,295
UBS AG Stamford Branch:
0.9694% 3/26/18 (d)	3,000,000	3,006,636
1.375% 6/1/17	1,175,000	1,171,381
1.375% 8/14/17	6,700,000	6,693,139
		77,503,467
Consumer Finance - 5.6%
Ally Financial, Inc. 3.25% 2/13/18	3,000,000	2,992,500
American Express Co. 1.55% 5/22/18	3,000,000	2,988,735
American Express Credit Corp.:
1.3% 7/29/16	520,000	522,730
2.125% 3/18/19	5,520,000	5,550,879
American Honda Finance Corp. 1.5% 9/11/17 (b)	620,000	625,377
Capital One Financial Corp.:
2.45% 4/24/19	5,450,000	5,499,333
3.15% 7/15/16	1,605,000	1,642,087
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,166,929
Discover Financial Services 6.45% 6/12/17	3,381,000	3,698,459
Ford Motor Credit Co. LLC:
1.461% 3/27/17	2,000,000	1,999,766
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
1.684% 9/8/17	$ 1,000,000	$ 998,262
1.7% 5/9/16	600,000	603,418
2.145% 1/9/18	2,500,000	2,524,968
2.597% 11/4/19	5,000,000	5,022,035
2.875% 10/1/18	2,500,000	2,560,290
3% 6/12/17	4,500,000	4,614,840
General Electric Capital Corp.:
1.5% 7/12/16	2,200,000	2,220,315
1.6% 11/20/17	1,860,000	1,878,358
1.625% 4/2/18	2,370,000	2,394,290
2.2% 1/9/20	9,000,000	9,096,498
2.3% 1/14/19	3,000,000	3,066,966
3.35% 10/17/16	610,000	631,589
6.375% 11/15/67 (d)	1,275,000	1,389,750
Hyundai Capital America:
1.45% 2/6/17 (b)	632,000	631,348
1.625% 10/2/15 (b)	246,000	246,572
2.125% 10/2/17 (b)	2,437,000	2,462,652
2.55% 2/6/19 (b)	4,759,000	4,836,686
2.875% 8/9/18 (b)	2,606,000	2,691,839
Hyundai Capital America Mtn Be 144A:
2% 3/19/18 (b)	1,891,000	1,902,267
2.6% 3/19/20 (b)	2,000,000	2,017,450
Synchrony Financial:
1.875% 8/15/17	173,000	173,618
2.7% 2/3/20	2,500,000	2,502,033
3% 8/15/19	3,000,000	3,053,490
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,537,008
		88,743,337
Diversified Financial Services - 1.0%
AIG Global Funding 1.65% 12/15/17 (b)	2,000,000	2,009,302
Berkshire Hathaway Finance Corp.:
0.5759% 1/12/18 (d)	5,000,000	5,015,360
1.6% 5/15/17	620,000	628,946
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	356,961
Moody's Corp. 2.75% 7/15/19	8,000,000	8,125,256
		16,135,825
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 3.4%
AFLAC, Inc. 2.4% 3/16/20	$ 3,000,000	$ 3,043,359
AIA Group Ltd. 2.25% 3/11/19 (b)	3,529,000	3,526,766
American International Group, Inc.:
2.3% 7/16/19	5,304,000	5,337,489
5.85% 1/16/18	1,910,000	2,115,302
Aon Corp.:
3.125% 5/27/16	2,000,000	2,043,378
3.5% 9/30/15	1,911,000	1,928,694
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,032,348
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	259,000	261,590
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	19,284
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	5,599,000	6,157,321
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,518
2.35% 3/6/20	5,000,000	5,013,005
2.55% 10/15/18	517,000	527,644
MassMutual Global Funding II 2.35% 4/9/19 (b)	1,000,000	1,017,335
MetLife, Inc.:
1.756% 12/15/17	269,000	272,104
1.903% 12/15/17	180,000	181,177
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	1,500,000	1,503,497
1.5% 1/10/18 (b)	4,431,000	4,428,718
2% 4/14/20 (b)	3,000,000	2,976,435
Pacific LifeCorp 6% 2/10/20 (b)	1,579,000	1,797,093
Pricoa Global Funding I:
1.15% 11/25/16 (b)	2,000,000	2,004,342
1.6% 5/29/18 (b)	967,000	967,156
Principal Life Global Funding II 2.375% 9/11/19 (b)	2,200,000	2,227,194
Symetra Financial Corp. 6.125% 4/1/16 (b)	892,000	921,709
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	280,000	285,218
Unum Group:
5.625% 9/15/20	1,019,000	1,156,025
7.125% 9/30/16	704,000	756,994
		53,000,695
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,251
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 5.875% 10/15/19	$ 446,000	$ 510,255
DDR Corp.:
4.75% 4/15/18	1,634,000	1,746,748
7.5% 4/1/17	389,000	429,078
Duke Realty LP:
5.95% 2/15/17	354,000	380,613
6.75% 3/15/20	35,000	41,213
8.25% 8/15/19	7,000	8,555
Equity One, Inc.:
6% 9/15/17	509,000	554,715
6.25% 1/15/17	74,000	79,336
ERP Operating LP:
2.375% 7/1/19	391,000	395,087
3.375% 6/1/25	3,000,000	3,021,618
5.75% 6/15/17	1,003,000	1,092,017
Federal Realty Investment Trust 5.9% 4/1/20	5,000	5,771
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,102,855
HCP, Inc. 3.75% 2/1/16	272,000	276,996
Health Care Property Investors, Inc. 6% 1/30/17	750,000	806,635
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,242
4.7% 9/15/17	436,000	465,849
HRPT Properties Trust:
6.25% 6/15/17	186,000	198,025
6.65% 1/15/18	95,000	102,503
Select Income (REIT) 2.85% 2/1/18	597,000	605,260
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,021,011
2.2% 2/1/19	462,000	468,997
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	459,536
		16,227,166
Real Estate Management & Development - 1.4%
BioMed Realty LP:
2.625% 5/1/19	3,295,000	3,308,117
3.85% 4/15/16	1,379,000	1,407,894
4.25% 7/15/22	277,000	287,050
6.125% 4/15/20	6,000	6,846
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	54,663
5.7% 5/1/17	369,000	395,175
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
6% 4/1/16	$ 124,000	$ 128,807
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,193,105
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,134,455
5.5% 12/15/16	2,260,000	2,392,768
6.625% 10/1/17	1,082,000	1,197,659
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	440,850
4.5% 4/18/22	185,000	184,882
7.75% 8/15/19	1,064,000	1,233,222
Prime Property Funding, Inc.:
5.625% 1/15/17 (b)	453,000	474,975
5.7% 4/15/17 (b)	405,000	428,162
Reckson Operating Partnership LP 6% 3/31/16	152,000	158,027
Regency Centers LP 5.875% 6/15/17	244,000	265,184
Tanger Properties LP 6.125% 6/1/20	606,000	699,171
Ventas Realty LP:
1.25% 4/17/17	263,000	262,843
1.55% 9/26/16	346,000	348,104
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	393,000	396,708
4% 4/30/19	3,000,000	3,188,751
Washington Prime Group LP 3.85% 4/1/20 (b)	2,090,000	2,120,592
		22,708,010
TOTAL FINANCIALS		566,205,795
HEALTH CARE - 3.3%
Biotechnology - 0.7%
Amgen, Inc.:
0.6635% 5/22/17 (d)	3,000,000	3,003,768
1.25% 5/22/17	1,500,000	1,499,061
2.125% 5/1/20	1,618,000	1,596,688
2.2% 5/22/19	4,290,000	4,310,609
5.85% 6/1/17	446,000	485,712
Celgene Corp. 2.45% 10/15/15	56,000	56,346
		10,952,184
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.:
1.8% 12/15/17	$ 1,486,000	$ 1,496,216
2.675% 12/15/19	329,000	333,985
Medtronic, Inc.:
1.5% 3/15/18 (b)	1,770,000	1,773,352
2.5% 3/15/20 (b)	2,200,000	2,230,193
Zimmer Holdings, Inc. 2% 4/1/18	2,702,000	2,722,006
		8,555,752
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	285,627
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,497,282
2.25% 6/15/19	1,000,000	998,624
Express Scripts, Inc. 3.125% 5/15/16	555,000	565,967
McKesson Corp. 2.284% 3/15/19	686,000	690,288
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,114,490
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,143,254
2.875% 12/15/21	2,000,000	2,030,330
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,743
2.25% 8/15/19	2,950,000	2,953,390
		12,606,995
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	136,000	135,972
2.4% 2/1/19	3,086,000	3,107,463
		3,243,435
Pharmaceuticals - 1.1%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,065,714
1.8% 5/14/18	3,972,000	3,975,952
2.5% 5/14/20	2,349,000	2,347,264
Actavis Funding SCS:
2.35% 3/12/18	3,000,000	3,033,837
2.45% 6/15/19	352,000	352,660
3% 3/12/20	1,157,000	1,171,633
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,863,000	1,875,763
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC: - continued
2.375% 10/8/19 (b)	$ 619,000	$ 627,040
Mylan, Inc. 1.35% 11/29/16	160,000	159,877
Perrigo Co. PLC 1.3% 11/8/16	200,000	199,852
Perrigo Finance PLC 3.5% 12/15/21	263,000	268,383
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,560
Zoetis, Inc. 1.875% 2/1/18	1,616,000	1,615,772
		16,904,307
TOTAL HEALTH CARE		52,262,673
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,479,525
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	131,577	136,419
6.795% 2/2/20	5,668	5,994
6.9% 7/2/19	56,299	59,322
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	206,147
8.36% 1/20/19	141,749	153,444
		561,326
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,392
Industrial Conglomerates - 0.1%
Covidien International Finance SA 6% 10/15/17	442,000	490,229
Roper Industries, Inc. 2.05% 10/1/18	840,000	840,930
		1,331,159
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	264,238
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	414,000	411,413
3.75% 2/1/22	1,228,000	1,237,338
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp.: - continued
3.875% 4/1/21	$ 500,000	$ 515,000
4.75% 3/1/20	605,000	645,838
		2,809,589
TOTAL INDUSTRIALS		7,686,229
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,527,627
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,430,389
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,017,346
2.375% 12/17/18	99,000	100,566
6.55% 10/1/17	4,476,000	4,988,636
		9,536,937
IT Services - 0.5%
MasterCard, Inc. 2% 4/1/19	289,000	291,652
The Western Union Co.:
2.875% 12/10/17	773,000	794,201
3.65% 8/22/18	3,111,000	3,240,691
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,636,217
2.95% 3/15/17	1,057,000	1,086,267
		8,049,028
Software - 0.4%
Oracle Corp.:
2.25% 10/8/19	1,552,000	1,573,193
2.5% 5/15/22	5,000,000	4,924,725
		6,497,918
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
1% 5/3/18	1,730,000	1,714,693
2.85% 5/6/21	850,000	873,332
		2,588,025
TOTAL INFORMATION TECHNOLOGY		28,199,535
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.8%
Chemicals - 0.8%
Albemarle Corp. U.S. 3% 12/1/19	$ 1,321,000	$ 1,331,589
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	5,340,000	5,359,657
Ecolab, Inc.:
1.45% 12/8/17	335,000	333,912
1.55% 1/12/18	2,500,000	2,503,213
Monsanto Co. 2.125% 7/15/19	3,000,000	3,002,229
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,965
		13,150,565
Metals & Mining - 1.0%
Anglo American Capital PLC:
1.2253% 4/15/16 (b)(d)	1,624,000	1,623,201
3.625% 5/14/20 (b)	1,513,000	1,523,841
4.125% 4/15/21 (b)	620,000	631,058
9.375% 4/8/19 (b)	630,000	779,241
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (b)	630,000	661,600
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	670,913
2.375% 3/15/18	4,000,000	3,983,356
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,446,259
Teck Resources Ltd. 3% 3/1/19	3,000,000	2,973,060
Vale Overseas Ltd. 6.25% 1/23/17	403,000	429,449
		15,721,978
TOTAL MATERIALS		28,872,543
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,725
2.375% 11/27/18	5,000,000	5,069,515
2.45% 6/30/20	1,563,000	1,547,020
BellSouth Corp. 4.821% 4/26/16 (b)(d)	3,000,000	3,097,038
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	1,000,796
1.625% 6/28/16	4,314,000	4,343,607
2.35% 2/14/19	4,296,000	4,356,827
CenturyLink, Inc. 6.15% 9/15/19	592,000	639,360
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	$ 923,000	$ 941,550
5.75% 3/23/16	2,000,000	2,074,968
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	615,864
1.35% 6/9/17	750,000	749,521
2% 11/1/16	1,279,000	1,296,742
2.5% 9/15/16	1,044,000	1,061,999
2.625% 2/21/20	2,913,000	2,935,413
3.65% 9/14/18	6,000,000	6,323,448
4.5% 9/15/20	3,000,000	3,270,168
6.1% 4/15/18	3,425,000	3,849,378
		44,791,939
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 2.375% 9/8/16	2,646,000	2,685,716
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,609,051
1.625% 3/20/17	5,400,000	5,413,586
5.45% 6/10/19	2,000,000	2,236,398
		12,944,751
TOTAL TELECOMMUNICATION SERVICES		57,736,690
UTILITIES - 4.1%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	574,022
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	828,740
Commonwealth Edison Co. 2.15% 1/15/19	188,000	190,948
Duke Energy Corp.:
0.6508% 4/3/17 (d)	894,000	895,426
1.625% 8/15/17	3,304,000	3,329,907
2.1% 6/15/18	395,000	402,331
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	48,000	56,376
Edison International 3.75% 9/15/17	431,000	454,352
Eversource Energy 1.45% 5/1/18	153,000	152,219
Exelon Corp. 4.9% 6/15/15	3,180,000	3,184,535
FirstEnergy Corp.:
2.75% 3/15/18	4,271,000	4,354,742
4.25% 3/15/23	600,000	616,826
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	723,094
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Hydro-Quebec 2% 6/30/16	$ 2,500,000	$ 2,537,450
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	481,364
3.75% 11/15/20	2,000	2,113
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,784,093
6.5% 8/1/18	273,000	314,340
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,904,000	2,915,601
PacifiCorp 5.5% 1/15/19	2,750,000	3,108,713
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	125,961
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,055,258
TECO Finance, Inc.:
0.8712% 4/10/18 (d)	3,000,000	3,014,352
5.15% 3/15/20	252,000	282,951
Xcel Energy, Inc. 1.2% 6/1/17	3,153,000	3,156,582
		35,542,296
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (b)	1,096,000	1,201,536
Independent Power and Renewable Electricity Producers - 0.3%
Southern Power Co. 2.375% 6/1/20	1,087,000	1,090,221
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,892,521
		3,982,742
Multi-Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	62,000	69,107
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,232,053
2.5% 12/1/19	5,300,000	5,357,431
2.5731% 9/30/66 (d)	651,000	598,912
7.5% 6/30/66 (d)	567,000	572,670
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	999,379
2% 11/15/18	544,000	549,853
NiSource Finance Corp.:
3.85% 2/15/23	700,000	733,829
5.45% 9/15/20	43,000	49,215
6.4% 3/15/18	888,000	1,003,812
NSTAR 4.5% 11/15/19	2,500,000	2,750,268
PG&E Corp. 2.4% 3/1/19	74,000	74,776
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,178,808
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2.3% 4/1/17	$ 4,935,000	$ 5,029,007
2.4% 3/15/20	852,000	856,493
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	454,000	437,543
		23,493,156
TOTAL UTILITIES		64,219,730
TOTAL NONCONVERTIBLE BONDS (Cost $1,069,404,520)		1,079,683,946
U.S. Government and Government Agency Obligations - 8.0%

U.S. Government Agency Obligations - 1.3%
Federal Home Loan Bank 0.625% 11/23/16	5,775,000	5,784,049
Freddie Mac:
0.5% 1/27/17	11,320,000	11,300,609
0.75% 1/12/18	736,000	733,283
1% 9/29/17	1,871,000	1,877,960
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		19,695,901
U.S. Treasury Obligations - 6.7%
U.S. Treasury Notes:
0.5% 7/31/17	16,000,000	15,944,992
0.875% 10/15/17	36,230,000	36,331,879
1% 5/15/18	43,867,000	43,956,068
1.375% 3/31/20 (c)	9,683,000	9,645,178
TOTAL U.S. TREASURY OBLIGATIONS		105,878,117
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $125,313,133)		125,574,018
U.S. Government Agency - Mortgage Securities - 1.0%
	Principal Amount	Value
Fannie Mae - 0.6%
2.23% 1/1/40 (d)	$ 191,515	$ 205,340
2.271% 3/1/40 (d)	106,256	113,491
2.274% 11/1/36 (d)	173,325	184,651
2.31% 12/1/39 (d)	50,404	53,977
2.361% 4/1/35 (d)	424,988	452,499
2.384% 7/1/35 (d)	88,848	94,866
2.391% 12/1/33 (d)	737,515	790,755
2.456% 3/1/40 (d)	152,356	162,473
2.542% 6/1/42 (d)	66,418	68,900
2.691% 2/1/42 (d)	633,646	659,822
2.765% 1/1/42 (d)	549,336	572,825
2.96% 11/1/40 (d)	37,117	39,030
2.982% 9/1/41 (d)	44,251	46,483
3.059% 10/1/41 (d)	22,056	22,919
3.237% 7/1/41 (d)	73,735	78,191
3.308% 10/1/41 (d)	35,359	37,263
3.5% 7/1/26 to 10/1/29	4,424,223	4,728,221
3.554% 7/1/41 (d)	75,048	79,692
4.5% 3/1/35	42,257	46,368
6% 5/1/16 to 4/1/17	31,780	32,511
6.5% 5/1/16 to 8/1/36	618,490	714,353
7% 9/1/18 to 6/1/33	346,052	407,691
7.5% 8/1/17 to 3/1/28	117,379	137,847
8.5% 5/1/21 to 9/1/25	9,344	10,934
9.5% 2/1/25	647	717
10.5% 8/1/20	6,188	6,893
TOTAL FANNIE MAE		9,748,712
Freddie Mac - 0.4%
2.527% 2/1/40 (d)	176,318	189,496
3.133% 4/1/40 (d)	109,837	116,833
3.231% 9/1/41 (d)	42,721	44,881
3.242% 4/1/41 (d)	46,976	49,583
3.296% 6/1/41 (d)	54,388	57,611
3.47% 5/1/41 (d)	50,617	53,430
3.5% 8/1/26	3,415,658	3,640,744
3.502% 4/1/40 (d)	102,509	109,903
3.622% 6/1/41 (d)	78,734	83,622
3.705% 5/1/41 (d)	61,267	65,116
4.5% 8/1/18	258,970	269,984
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5% 3/1/19	$ 460,296	$ 482,620
8.5% 9/1/24 to 8/1/27	32,180	38,805
TOTAL FREDDIE MAC		5,202,628
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	91,771	107,782
7.5% 2/15/28 to 10/15/28	3,604	4,337
8% 6/15/24	73	85
8.5% 10/15/21	25,974	29,788
11% 7/20/19 to 8/20/19	1,485	1,666
TOTAL GINNIE MAE		143,658
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $14,841,350)		15,094,998
Asset-Backed Securities - 10.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6513% 4/25/35 (d)	56,669	50,632
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8348% 3/25/34 (d)	37,155	35,660
Ally Auto Receivables Trust Series 2015-SN1 Class A3, 1.21% 12/20/17	670,000	671,034
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	294,713
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,107,420
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,431,790
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,886,177
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,016,170
Series 2015-3 Class A, 1.6% 5/15/20	3,130,000	3,133,913
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	906,000	907,727
Series 2014-3 Class A, 1.49% 4/15/20	2,000,000	2,015,298
Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,798,787
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	505,000	506,108
AmeriCredit Automobile Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,740
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,297,071
Asset-Backed Securities - continued
	Principal Amount	Value
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	$ 3,000,000	$ 2,998,578
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2238% 12/25/33 (d)	5,767	5,323
Series 2004-R2 Class M3, 1.0063% 4/25/34 (d)	10,238	7,275
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (d)	4,092	3,828
Series 2004-W11 Class M2, 1.2348% 11/25/34 (d)	63,962	62,474
Series 2004-W7 Class M1, 1.0063% 5/25/34 (d)	185,706	177,983
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (d)	132,829	47,798
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0098% 4/25/34 (d)	149,421	136,763
Series 2006-HE2 Class M1, 0.5513% 3/25/36 (d)	2,959	246
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	3,769,000	3,770,146
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3098% 2/25/35 (d)	413,777	359,384
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,800,000	1,804,329
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,001,121
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,178,126
Series 2015-1 Class A2, 1.42% 6/20/18	1,807,000	1,813,977
Series 2015-2 Class A2, 1.39% 9/20/18	1,603,000	1,603,240
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,368,838
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,214,918
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (d)	205,465	136,390
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,022,917
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	3,000,000	2,999,742
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	4,238,000	4,246,027
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,640,000	1,642,408
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,410,387
CNH Equipment Trust Series 2014-C Class A2, 0.63% 12/15/17	3,000,000	3,001,161
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (d)	9,741	8,498
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M4, 1.6398% 4/25/34 (d)	$ 8,314	$ 7,077
Series 2004-4 Class M2, 0.9798% 6/25/34 (d)	9,327	8,451
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (b)	4,490,000	4,488,240
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,787,907
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,589,088	1,589,461
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	3,800,000	3,804,476
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	2,822,000	2,826,795
Fannie Mae Series 2004-T5 Class AB3, 1.0669% 5/28/35 (d)	4,436	4,105
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (d)	33,155	30,843
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	3,678,000	3,678,640
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (b)	3,299,000	3,351,259
Series 2015-1 Class A, 2.12% 7/15/26 (b)	2,785,000	2,800,710
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	4,310,000	4,374,417
Series 2012-5 Class A, 1.49% 9/15/19	8,055,000	8,088,114
Series 2014-1 Class A1, 1.2% 2/15/19	3,500,000	3,508,127
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	9,025,182
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	6,004,458
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9163% 1/25/35 (d)	81,136	68,580
Class M4, 1.2013% 1/25/35 (d)	39,567	25,311
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(d)	171,904	160,377
GE Business Loan Trust:
Series 2003-1 Class A, 0.6156% 4/15/31 (b)(d)	3,862	3,862
Series 2006-2A:
Class A, 0.3656% 11/15/34 (b)(d)	117,653	112,546
Class B, 0.4656% 11/15/34 (b)(d)	42,688	39,573
Class C, 0.5656% 11/15/34 (b)(d)	70,453	59,885
Class D, 0.9356% 11/15/34 (b)(d)	26,724	21,981
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,950,000	1,951,217
Series 2015-1 Class A3, 1.53% 9/20/18	2,398,000	2,406,081
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	2,732,000	2,734,953
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)	$ 49,761	$ 1,653
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5048% 8/25/33 (d)	34,489	32,482
Series 2003-3 Class M1, 1.4748% 8/25/33 (d)	39,961	38,406
Series 2003-5 Class A2, 0.8848% 12/25/33 (d)	2,817	2,686
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (d)	141,116	89,943
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,200,000	1,202,152
Series 2015-A Class A3, 1.42% 9/17/18 (b)	2,402,000	2,409,679
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4813% 7/25/36 (d)	23,414	10,565
Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (d)	68,716	68,165
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5986% 12/27/29 (d)	14,238	14,188
Series 2006-A Class 2C, 1.4186% 3/27/42 (d)	392,000	196,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (d)	42,628	414
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (b)	1,750,000	1,752,174
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9348% 7/25/34 (d)	15,215	11,603
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1598% 7/25/34 (d)	44,962	40,955
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (d)	35,123	33,157
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (d)	187,089	180,507
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (d)	4,895	4,549
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (d)	58,722	51,980
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (d)	36,692	34,371
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (d)	27,794	608
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6948% 9/25/35 (d)	162,650	142,638
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,503,875
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (d)	60,741	57,171
Class M4, 2.3598% 9/25/34 (d)	77,891	36,508
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (d)	126,217	112,754
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (d)	582	545
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	$ 280,000	$ 282,528
Series 2013-5 Class A3, 0.82% 2/15/18	1,906,532	1,907,228
Series 2014-4 Class B, 1.82% 5/15/19	774,000	774,968
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (d)	96,187	88,206
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2206% 6/15/33 (d)	82,845	80,285
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (d)	5,023	4,416
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class A, 2.37% 3/15/23	2,681,000	2,718,641
Series 2015-2 Class A, 1.6% 4/15/21	3,040,000	3,046,655
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (d)	2,472	2,149
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8308% 4/6/42 (b)(d)	316,998	171,179
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	3,104,000	3,117,732
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	2,226,000	2,233,691
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(d)	203,978	203,616
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,759,000	1,756,087
World Omni Automobile Lease Securitization Trust Series 2014-A Class A3, 1.16% 9/15/17	1,160,000	1,164,480
TOTAL ASSET-BACKED SECURITIES (Cost $157,643,284)		159,433,334
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 0.4%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(d)	691,620	711,942
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.284% 12/20/54 (d)	25,291	24,843
Series 2006-1A:
Class A5, 0.324% 12/20/54 (b)(d)	568,305	564,725
Class C2, 1.384% 12/20/54 (b)(d)	578,000	568,810
Series 2006-2 Class C1, 1.124% 12/20/54 (d)	463,000	453,833
Series 2006-3 Class C2, 1.184% 12/20/54 (d)	128,000	125,619
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.364% 12/20/54 (d)	$ 521,000	$ 513,602
Class C1, 0.944% 12/20/54 (d)	319,000	310,961
Class M1, 0.524% 12/20/54 (d)	137,000	133,233
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (d)	258,000	249,280
Class 1M1, 0.484% 12/20/54 (d)	172,000	166,668
Class 2C1, 1.044% 12/20/54 (d)	117,000	114,578
Class 2M1, 0.684% 12/20/54 (d)	222,000	217,271
Series 2007-2 Class 2C1, 1.0434% 12/17/54 (d)	308,000	301,594
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (d)	88,776	88,683
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7251% 1/20/44 (d)	36,767	36,783
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (d)	469,088	467,593
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (d)	35,891	33,622
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (d)	75,463	68,823
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.531% 6/10/35 (b)(d)	52,293	47,616
Class B6, 3.031% 6/10/35 (b)(d)	86,995	80,317
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (d)	2,734	2,681
TOTAL PRIVATE SPONSOR		5,283,077
U.S. Government Agency - 1.8%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	447,716	476,119
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	7,031	7,264
Series 2015-28 Class P, 2.5% 5/25/45	8,650,682	8,854,167
sequential payer Series 2011-99 Class DV, 5% 1/25/26	2,881,187	3,044,634
Series 2010-123 Class DL, 3.5% 11/25/25	107,347	110,470
Series 2010-143 Class B, 3.5% 12/25/25	197,803	204,994
Series 2014-57 Class A, 3% 9/25/44	2,553,175	2,640,703
Series 2015-28 Class JE, 3% 5/25/45	7,063,820	7,361,676
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 21,870	$ 22,455
Series 2363 Class PF, 6% 9/15/16	21,129	21,624
Series 3820 Class DA, 4% 11/15/35	339,934	361,015
Series 4176 Class BA, 3% 2/15/33	481,906	500,312
Series 3777 Class AC, 3.5% 12/15/25	602,615	638,710
Series 3949 Class MK, 4.5% 10/15/34	274,656	299,040
Series 4181 Class LA, 3% 3/15/37	702,589	730,260
Series 4472 Class WL, 3% 5/15/45	3,255,000	3,372,994
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	38,666	39,236
TOTAL U.S. GOVERNMENT AGENCY		28,685,673
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,240,747)		33,968,750
Commercial Mortgage Securities - 8.1%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (b)	539,093	554,811
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (d)(f)	56,303	854
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2:
Class A4, 5.9166% 5/10/45 (d)	4,968,000	5,083,372
Class AAB, 5.8986% 5/10/45 (d)	6,360	6,360
Series 2006-3 Class A4, 5.889% 7/10/44	1,614,739	1,669,068
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	436,978
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	835,125	869,028
Series 2006-6 Class E, 5.619% 10/10/45 (b)	125,000	18,771
Series 2007-2 Class A4, 5.7822% 4/10/49 (d)	3,713,000	3,907,907
Series 2007-3:
Class A3, 5.7354% 6/10/49 (d)	256,836	256,699
Class A4, 5.7354% 6/10/49 (d)	721,000	764,313
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (b)(d)	2,015,000	2,011,079
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (b)(d)	$ 3,999	$ 3,599
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (b)(d)	92,488	82,189
Class B1, 1.5848% 1/25/36 (b)(d)	3,843	2,289
Class M1, 0.6348% 1/25/36 (b)(d)	29,835	23,952
Class M2, 0.6548% 1/25/36 (b)(d)	8,951	6,992
Class M3, 0.6848% 1/25/36 (b)(d)	13,071	9,745
Class M4, 0.7948% 1/25/36 (b)(d)	7,229	5,263
Class M5, 0.8348% 1/25/36 (b)(d)	7,229	5,199
Class M6, 0.8848% 1/25/36 (b)(d)	7,678	5,028
Series 2006-3A Class M4, 0.6148% 10/25/36 (b)(d)	4,757	503
Series 2007-1 Class A2, 0.4548% 3/25/37 (b)(d)	63,918	53,769
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (b)(d)	65,437	57,170
Class A2, 0.5048% 7/25/37 (b)(d)	61,178	51,755
Class M1, 0.5548% 7/25/37 (b)(d)	21,483	16,138
Class M2, 0.5948% 7/25/37 (b)(d)	11,606	7,463
Class M3, 0.6748% 7/25/37 (b)(d)	8,867	3,537
Series 2007-3:
Class A2, 0.4748% 7/25/37 (b)(d)	58,182	48,606
Class M1, 0.4948% 7/25/37 (b)(d)	12,907	9,798
Class M2, 0.5248% 7/25/37 (b)(d)	13,847	9,255
Class M3, 0.5548% 7/25/37 (b)(d)	21,362	8,628
Class M4, 0.6848% 7/25/37 (b)(d)	33,800	9,732
Class M5, 0.7848% 7/25/37 (b)(d)	16,225	2,719
Series 2007-4A Class M1, 1.1313% 9/25/37 (b)(d)	25,325	5,174
Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(d)(f)	577,562	7,164
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	756,160	788,925
Series 2006-PW14 Class A1A, 5.189% 12/11/38	363,442	381,688
Series 2006-T22 Class A1A, 5.7581% 4/12/38 (d)	782,971	801,936
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (d)	667,148	689,509
Series 2007-PW18 Class X2, 0.4438% 6/11/50 (b)(d)(f)	9,943,581	22,105
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28 Class X2, 0.3068% 9/11/42 (b)(d)(f)	$ 6,193,122	$ 4,614
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (b)(d)	38,801	36,813
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	864,555	932,840
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (b)(d)	5,000,000	5,009,400
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (b)	5,000,000	5,123,524
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,482,000	1,549,908
Series 2015-GC29 Class A2, 2.67% 4/10/48	1,388,000	1,425,609
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.4787% 1/15/46 (d)	492,619	497,249
Series 2006-CD3 Class A5, 5.617% 10/15/48	260,352	270,561
Series 2007-CD4 Class A3, 5.293% 12/11/49	19,613	19,760
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (d)	1,257,879	1,279,589
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (d)	241,000	235,548
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.08% 6/11/27 (b)(d)	1,500,000	1,498,100
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,196,075
Series 2014-CR15 Class A2, 2.928% 2/10/47	884,000	920,367
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	823,287
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,021,115
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,030,991
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	986,101
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (b)(d)	14,378	14,381
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (d)	1,027,460	1,062,078
Series 2006-C8:
Class A1A, 5.292% 12/10/46	1,163,187	1,228,199
Class A4, 5.306% 12/10/46	1,213,455	1,271,537
Series 2006-C7 Class A4, 5.9398% 6/10/46 (d)	1,135,626	1,168,515
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (d)	$ 432,000	$ 457,396
Series 2007-C3 Class A4, 5.8901% 6/15/39 (d)	73,506	78,326
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (b)(d)(f)	438	0
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(d)	264,000	264,178
Class C, 2.4315% 3/15/17 (b)(d)	257,000	257,173
Class D, 3.3815% 3/15/17 (b)(d)	389,000	389,260
CSMC Trust floater Series 2014-ICE:
Class A, 0.976% 4/15/27 (b)(d)	810,000	807,449
Class B, 1.376% 4/15/27 (b)(d)	711,000	708,312
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (b)(d)	455,060	453,713
Class A2FL, 0.881% 12/5/31 (b)(d)	630,000	627,486
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(d)	3,605,000	3,614,285
Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (b)	2,358,850	2,408,605
Class CFX, 3.3822% 12/15/19 (b)	1,059,000	1,063,543
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,903,000	1,990,593
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (d)	478,834	486,431
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	996,541	1,051,638
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (d)	422,872	428,549
Class A4, 5.553% 4/10/38 (d)	1,741,000	1,755,527
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	150,000	152,527
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (b)(d)	487,000	487,210
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	435,234	456,254
Class A4, 5.56% 11/10/39	4,066,794	4,238,116
Series 2012-GC6 Class A1, 1.282% 1/10/45	48,630	48,743
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (b)(d)	478,936	479,347
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton U.S.A. Trust: - continued
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)	$ 110,000	$ 111,436
Class DFX, 4.4065% 11/5/30 (b)	1,039,000	1,055,712
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (b)(d)	16,712	16,541
Class F, 0.5156% 11/15/18 (b)(d)	44,014	42,787
Class G, 0.5456% 11/15/18 (b)(d)	38,259	36,911
Class H, 0.6856% 11/15/18 (b)(d)	29,463	28,288
Series 2014-BXH Class A, 1.0856% 4/15/27 (b)(d)	1,100,000	1,100,229
Series 2014-FL5 Class A, 1.1615% 7/15/31 (b)(d)	1,700,000	1,696,017
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,910,594	1,965,839
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	97,386	101,199
Class A4, 5.399% 5/15/45	2,396,182	2,479,511
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (d)	29,781	31,636
Series 2007-LDPX Class A3, 5.42% 1/15/49	554,506	585,049
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (d)	978,968	1,019,645
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	1,904,710	1,926,957
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	243,146
Series 2006-C7:
Class A1A, 5.335% 11/15/38	2,232,894	2,346,576
Class A2, 5.3% 11/15/38	88,095	88,765
Series 2007-C1 Class A4, 5.424% 2/15/40	3,043,693	3,211,385
Series 2007-C2 Class A3, 5.43% 2/15/40	84,810	89,897
Series 2006-C6 Class A1A, 5.342% 9/15/39 (d)	1,117,188	1,166,007
Series 2007-C7 Class A3, 5.866% 9/15/45	1,246,989	1,361,423
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (d)	223,934	226,406
Series 2005-LC1 Class F, 5.6028% 1/12/44 (b)(d)	188,000	185,540
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	681,268	711,002
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (d)	35,073	35,434
Series 2007-5 Class A4, 5.378% 8/12/48	4,894,102	5,114,812
Series 2007-6 Class B, 5.635% 3/12/51 (d)	216,000	67,355
Series 2007-7 Class B, 5.9342% 6/12/50 (d)	7,779	364
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 2.916% 2/15/47	$ 817,000	$ 849,177
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (b)(d)	40,774	40,802
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (b)(d)	75,734	75,110
Class E, 0.4315% 10/15/20 (b)(d)	95,138	94,139
Class F, 0.4815% 10/15/20 (b)(d)	57,094	56,343
Class G, 0.5215% 10/15/20 (b)(d)	70,577	69,229
Class H, 0.6115% 10/15/20 (b)(d)	44,426	42,689
Class J, 0.7615% 10/15/20 (b)(d)	25,649	23,363
sequential payer Series 2007-IQ13 Class A1A, 5.312% 3/15/44	351,649	372,801
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,080,719	1,113,348
Series 2006-IQ11 Class A1A, 5.8201% 10/15/42 (d)	825,131	845,080
Series 2007-IQ14 Class A4, 5.692% 4/15/49	1,195,000	1,270,498
Series 2007-T27 Class A1A, 5.8266% 6/11/42 (d)	945,520	1,014,872
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (b)	35,784	36,822
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (b)(d)	2,027,000	2,027,833
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,355
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (b)(d)	18,014	17,752
Class J, 0.7856% 9/15/21 (b)(d)	45,086	42,795
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	1,664,884	1,753,848
Class A4, 5.308% 11/15/48	565,512	590,776
Series 2007-C30 Class A5, 5.342% 12/15/43	5,468,000	5,765,126
Series 2007-C32 Class A3, 5.9027% 6/15/49 (d)	367,000	390,514
Series 2007-C33:
Class A4, 6.1503% 2/15/51 (d)	3,229,229	3,406,552
Class A5, 6.1503% 2/15/51 (d)	143,000	155,264
Series 2006-C23 Class A1A, 5.422% 1/15/45	2,156,914	2,194,865
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	671,167	686,252
Series 2006-C25 Class A1A, 5.7074% 5/15/43 (d)	762,792	786,691
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	827,438	859,212
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (d)	$ 442,069	$ 459,689
Class A3, 5.765% 7/15/45 (d)	756,097	780,885
Series 2007-C31 Class C, 5.8609% 4/15/47 (d)	59,000	57,831
Series 2007-C31A Class A2, 5.421% 4/15/47	67,273	67,219
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,340,182
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.322% 11/15/29 (b)(d)	2,000,000	1,998,188
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $128,102,175)		127,869,863
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,709,663
Series 2013, 2.69% 12/1/17	500,000	497,135
TOTAL MUNICIPAL SECURITIES (Cost $2,230,751)		2,206,798
Foreign Government and Government Agency Obligations - 0.3%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)	520,000	527,150
6.369% 6/16/18 (b)	962,000	1,037,998
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,143,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,360,047
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,003,192)		5,068,195
Supranational Obligations - 0.0%

International Bank for Reconstruction & Development 1% 6/15/18 (Cost $425,292)	426,000	425,840
Bank Notes - 0.2%
	Principal Amount	Value
Fifth Third Bank:
1.45% 2/28/18	$ 580,000	$ 577,829
2.875% 10/1/21	2,000,000	2,004,386
Union Bank NA 2.125% 6/16/17	700,000	710,685
TOTAL BANK NOTES (Cost $3,269,199)		3,292,900
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (e) (Cost $16,240,808)	156,089	16,543,896
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.15% (a) (Cost $16,852,215)	16,852,215	16,852,215
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,570,566,666)		1,586,014,753
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,062,863)
NET ASSETS - 100%		$ 1,579,951,890
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 32,233	$ (7,289)	$ -	$ (7,289)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,471,503 or 15.1% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,527.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,199
Fidelity Specialized High Income Central Fund	439,624
Total	$ 479,823
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 11,259,497	$ 5,448,708	$ -	$ 16,543,896	2.1%
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,079,683,946	$ -	$ 1,079,683,946	$ -
U.S. Government and Government Agency Obligations	125,574,018	-	125,574,018	-
U.S. Government Agency - Mortgage Securities	15,094,998	-	15,094,998	-
Asset-Backed Securities	159,433,334	-	159,262,155	171,179
Collateralized Mortgage Obligations	33,968,750	-	33,968,750	-
Commercial Mortgage Securities	127,869,863	-	127,846,500	23,363
Municipal Securities	2,206,798	-	2,206,798	-
Foreign Government and Government Agency Obligations	5,068,195	-	5,068,195	-
Supranational Obligations	425,840	-	425,840	-
Bank Notes	3,292,900	-	3,292,900	-
Fixed-Income Funds	16,543,896	16,543,896	-	-
Money Market Funds	16,852,215	16,852,215	-	-
Total Investments in Securities:	$ 1,586,014,753	$ 33,396,111	$ 1,552,424,100	$ 194,542
Derivative Instruments:
Liabilities
Swaps	$ (7,289)	$ -	$ (7,289)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,574,537,225. Net unrealized appreciation aggregated $11,477,528, of which $16,096,028 related to appreciated investment securities and $4,618,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Mortgage
Securities Fund

May 31, 2015

1.804866.111

AMOR-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 95.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.0%
1.814% 9/1/36 (e)	$ 89	$ 92
2.045% 1/1/35 (e)	212	223
2.053% 6/1/36 (e)	43	46
2.058% 4/1/37 (e)	132	140
2.094% 5/1/36 (e)	224	237
2.138% 3/1/36 (e)	182	193
2.142% 9/1/36 (e)	96	102
2.215% 8/1/35 (e)	324	347
2.253% 4/1/36 (e)	151	162
2.271% 3/1/40 (e)	230	245
2.274% 11/1/36 (e)	45	48
2.286% 7/1/35 (e)	6	6
2.318% 7/1/35 (e)	51	54
2.372% 5/1/36 (e)	47	50
2.375% 10/1/36 (e)	172	184
2.421% 10/1/33 (e)	44	47
2.432% 6/1/36 (e)	514	551
2.458% 3/1/35 (e)	30	32
2.5% 2/1/30 to 9/1/43	30,600	31,025
2.53% 9/1/37 (e)	29	31
2.691% 2/1/42 (e)	762	794
2.765% 1/1/42 (e)	701	731
2.992% 8/1/41 (e)	500	521
3% 10/1/42 to 3/1/44	52,498	53,344
3% 6/1/45 (b)	14,800	14,990
3% 6/1/45 (b)	6,600	6,685
3% 6/1/45 (b)	5,900	5,976
3% 6/1/45 (b)	3,800	3,849
3% 6/1/45 (b)	9,202	9,320
3% 6/1/45 (b)	9,098	9,215
3.357% 9/1/41 (e)	154	165
3.461% 12/1/40 (e)	7,045	7,496
3.5% 6/1/30 (b)	1,300	1,379
3.5% 1/1/34 to 8/1/43	64,934	68,104
3.5% 6/1/45 (b)	2,800	2,924
3.5% 6/1/45 (b)	20,100	20,992
3.5% 6/1/45 (b)	9,500	9,922
3.5% 7/1/45 (b)	9,500	9,894
3.5% 7/1/45 (b)	20,100	20,933
3.5% 7/1/45 (b)	2,800	2,916
4% 11/1/26 to 4/1/45	74,413	79,926
4% 6/1/45 (b)	46,600	49,753
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 6/1/45 (b)	$ 7,600	$ 8,114
4.5% 5/1/25 to 2/1/45 (d)	75,722	82,569
4.5% 6/1/45 (b)	13,300	14,460
4.5% 6/1/45 (b)	4,200	4,566
5% 5/1/20 to 10/1/41	2,576	2,887
5.5% 2/1/18 to 4/1/39	4,173	4,734
5.565% 8/1/46 (e)	44	47
6.5% 3/1/16 to 5/1/38	1,890	2,155
7% 12/1/15 to 5/1/30	1,089	1,259
7.5% 8/1/22 to 9/1/32	675	805
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	92	105
9% 10/1/30	202	252
9.5% 7/1/16 to 8/1/22	7	8
		535,623
Freddie Mac - 17.3%
1.82% 3/1/35 (e)	109	113
2.05% 6/1/37 (e)	30	32
2.055% 11/1/35 (e)	307	327
2.095% 8/1/37 (e)	77	82
2.105% 3/1/36 (e)	296	312
2.121% 5/1/37 (e)	75	80
2.333% 4/1/37 (e)	99	107
2.356% 5/1/34 (e)	8	9
2.385% 6/1/37 (e)	27	29
2.402% 10/1/42 (e)	834	879
2.415% 6/1/37 (e)	292	314
2.448% 6/1/37 (e)	534	569
2.461% 6/1/33 (e)	785	842
2.545% 7/1/36 (e)	86	93
2.595% 4/1/37 (e)	9	9
2.757% 12/1/36 (e)	398	427
2.78% 10/1/36 (e)	14	15
3% 11/1/42 to 6/1/43	15,402	15,641
3.08% 9/1/41 (e)	744	779
3.115% 10/1/35 (e)	51	55
3.422% 12/1/40 (e)	3,124	3,304
3.5% 4/1/42 to 8/1/43	40,913	42,808
3.5% 6/1/45 (b)	17,700	18,449
4% 2/1/41 to 8/1/44	30,292	32,551
4.5% 7/1/25 to 8/1/44 (d)	13,316	14,513
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 7/1/33 to 7/1/41 (c)	$ 16,942	$ 19,029
5.5% 10/1/17 to 10/1/39	12,431	14,020
6% 5/1/16 to 6/1/39	2,895	3,276
6.5% 2/1/16 to 9/1/39	4,632	5,282
7% 6/1/21 to 9/1/36	1,564	1,827
7.5% 6/1/15 to 7/1/34	1,994	2,330
8% 11/1/16 to 1/1/37	19	23
8.5% 8/1/16 to 9/1/20	3	4
9% 9/1/16 to 5/1/21	15	16
10% 1/1/16 to 12/1/18	1	1
		178,147
Ginnie Mae - 25.7%
3% 6/15/42 to 5/15/45	23,238	23,825
3% 6/1/45 (b)	32,100	32,866
3.5% 3/15/42 to 5/20/45	45,940	48,259
3.5% 6/1/45 (b)	17,000	17,845
3.5% 6/1/45 (b)	20,000	20,994
3.5% 7/1/45 (b)	17,000	17,796
4% 7/20/33 to 10/15/42	28,524	30,701
4% 6/1/45 (b)	10,200	10,861
4% 6/1/45 (b)	1,400	1,491
4.5% 8/15/33 to 5/20/41	37,657	41,459
5% 9/20/33 to 6/15/41	11,559	13,086
5.5% 10/15/33 to 9/15/39	3,271	3,764
6.5% 10/15/34 to 7/15/36	189	220
7% 2/15/24 to 4/20/32	930	1,098
7.5% 12/15/21 to 12/15/29	345	406
8% 6/15/21 to 12/15/25	200	234
8.5% 1/15/17 to 10/15/28	168	199
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	3	3
		265,108
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $963,444)		978,878
Asset-Backed Securities - 5.5%

American Credit Acceptance Receivables Trust:
Series 2013-2 Class A, 1.32% 2/15/17 (a)	66	66
Series 2014-1 Class A, 1.14% 3/12/18 (a)	872	872
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carnow Auto Receivables Trust Series 2014-1A Class A, 0.96% 1/17/17 (a)	$ 2,278	$ 2,276
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	11	11
Series 2013-2A Class A, 1.75% 11/15/17 (a)	2,319	2,322
Series 2014-1A Class A, 1.46% 12/17/18 (a)	2,919	2,915
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	4,271	4,371
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	1,539	1,541
Series 2013-D Class A, 1.54% 7/16/18 (a)	2,303	2,304
Exeter Automobile Receivables Trust: Series 2014-2A Class A, 1.06% 8/15/18 (a)	1,905	1,902
Series 2015-2A Class A, 1.54% 11/15/19 (a)	10,800	10,777
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	75	2
Series 2004-AR2 Class B1, 3.0348% 8/25/34 (e)	9	0*
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	1,756	1,788
Series 2007-CH4 Class A3, 0.2948% 2/25/32 (e)	2,763	2,744
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 0.4748% 8/25/36 (e)	5,300	4,997
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (a)	8,653	8,699
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	1,245	1,244
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6148% 5/25/35 (e)	1,995	1,912
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (a)	487	485
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	1,388	1,393
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (a)	3,397	3,402
TOTAL ASSET-BACKED SECURITIES (Cost $56,615)		56,023
Collateralized Mortgage Obligations - 14.2%

Private Sponsor - 6.8%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.311% 6/27/36 (a)(e)	9,260	8,879
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4381% 4/26/36 (a)(e)	494	481
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5822% 3/27/36 (a)(e)	$ 4,013	$ 3,996
Citigroup Mortgage Loan Trust sequential payer:
Series 2012-A Class A, 2.5% 6/25/51 (a)	3,906	3,839
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	7,955	8,047
Credit Suisse Commercial Mortgage Trust:
floater Series 2010-15R Class 5A5, 0.5338% 11/26/35 (a)(e)	5,500	5,332
Series 2014-15R Class 7A3, 1.0097% 10/26/37 (a)(e)	3,447	3,370
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (a)(e)	646	665
CSMC:
floater Series 2015-1R Class 6A1, 0.4613% 5/27/37 (a)(e)	5,125	4,755
Series 2014-3R Class 2A1, 0.8738% 5/27/37 (a)(e)	1,637	1,544
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	962	965
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.551% 10/25/34 (e)	402	403
Granite Master Issuer PLC floater Series 2007-1 Class 1B1, 0.324% 12/20/54 (e)	6,767	6,670
Granite Mortgages floater Series 2003-2 Class 1B, 1.2551% 7/20/43 (e)	3,201	3,204
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.7802% 1/26/37 (a)(e)	472	470
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (e)	295	277
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (e)	1,700	1,739
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (e)	1,504	1,371
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(e)	4,214	4,267
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5122% 4/25/33 (e)	202	202
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8248% 9/25/43 (e)	355	343
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	287	291
Series 2003-MS5 Class 1A1, 5% 3/25/18	317	324
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4955% 9/25/33 (e)	$ 1,100	$ 1,096
Series 2005-AR10 Class 2A15, 2.629% 6/25/35 (e)	6,250	6,352
Series 2005-AR2 Class 1A2, 2.6164% 3/25/35 (e)	262	242
Series 2006-AR10 Class 3A1, 2.6964% 7/25/36 (e)	1,198	1,186
TOTAL PRIVATE SPONSOR		70,310
U.S. Government Agency - 7.4%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9153% 12/25/33 (e)(g)(h)	394	93
Series 2007-57 Class FA, 0.4148% 6/25/37 (e)	1,696	1,696
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,371	2,627
Series 1999-17 Class PG, 6% 4/25/29	758	834
Series 1999-32 Class PL, 6% 7/25/29	654	721
Series 1999-33 Class PK, 6% 7/25/29	407	450
Series 2001-52 Class YZ, 6.5% 10/25/31	49	56
Series 2005-39 Class TE, 5% 5/25/35	1,103	1,223
Series 2005-73 Class SA, 17.0697% 8/25/35 (e)(h)	101	127
Series 2006-105 Class MD, 5.5% 6/25/35	587	599
Series 2011-35 Class PA, 4% 2/25/39	486	499
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	724	799
Series 2001-31 Class ZC, 6.5% 7/25/31	327	379
Series 2002-16 Class ZD, 6.5% 4/25/32	109	128
Series 2002-74 Class SV, 7.3653% 11/25/32 (e)(g)	259	48
Series 2002-79 Class Z, 5.5% 11/25/22	365	412
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	995	134
Series 06-116 Class SG, 6.4553% 12/25/36 (e)(g)(h)	259	49
Series 07-40 Class SE, 6.2553% 5/25/37 (e)(g)(h)	161	26
Series 1993-165 Class SH, 19.2772% 9/25/23 (e)(h)	37	51
Series 2003-21 Class SK, 7.9153% 3/25/33 (e)(g)(h)	130	35
Series 2003-35 Class TQ, 7.3153% 5/25/18 (e)(g)(h)	61	4
Series 2007-57 Class SA, 39.5115% 6/25/37 (e)(h)	508	1,015
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class FB, 0.5848% 7/25/37 (e)	$ 889	$ 895
Class SB, 38.4915% 7/25/37 (e)(h)	164	310
Series 2008-12 Class SG, 6.1653% 3/25/38 (e)(g)(h)	887	162
Series 2009-114 Class AI, 5% 12/25/23 (g)	318	14
Series 2009-16 Class SA, 6.0653% 3/25/24 (e)(g)(h)	248	10
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	202	10
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	109	9
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	165	13
Series 2010-12 Class AI, 5% 12/25/18 (g)	647	36
Series 2010-135 Class LS, 5.8653% 12/25/40 (e)(g)(h)	793	139
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,031	146
Series 2010-23:
Class AI, 5% 12/25/18 (g)	273	14
Class HI, 4.5% 10/25/18 (g)	190	10
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	586	28
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	350	26
Series 2011-67 Class AI, 4% 7/25/26 (g)	274	30
Series 2011-83 Class DI, 6% 9/25/26 (g)	400	55
Series 2013-N1 Class A, 6.5353% 6/25/35 (e)(g)(h)	810	175
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	175	10
Series 348 Class 14, 6.5% 8/25/34 (e)(g)	211	47
Series 351:
Class 12, 5.5% 4/25/34 (e)(g)	148	29
Class 13, 6% 3/25/34 (g)	196	40
Series 359 Class 19, 6% 7/25/35 (e)(g)	140	30
Series 384 Class 6, 5% 7/25/37 (g)	512	100
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	805	892
Series 2104 Class PG, 6% 12/15/28	240	264
Series 2121 Class MG, 6% 2/15/29	336	370
Series 2154 Class PT, 6% 5/15/29	545	602
Series 2162 Class PH, 6% 6/15/29	89	98
Series 2520 Class BE, 6% 11/15/32	418	462
Series 2585 Class KS, 7.4185% 3/15/23 (e)(g)(h)	43	7
Series 2693 Class MD, 5.5% 10/15/33	7,290	8,272
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	$ 2,081	$ 2,334
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	704
Series 3415 Class PC, 5% 12/15/37	219	237
Series 3786 Class HI, 4% 3/15/38 (g)	947	113
Series 3806 Class UP, 4.5% 2/15/41	1,519	1,652
Series 3832 Class PE, 5% 3/15/41	960	1,102
Series 70 Class C, 9% 9/15/20	9	9
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	115	126
Series 2135 Class JE, 6% 3/15/29	407	449
Series 2274 Class ZM, 6.5% 1/15/31	182	211
Series 2281 Class ZB, 6% 3/15/30	156	171
Series 2357 Class ZB, 6.5% 9/15/31	364	424
Series 2502 Class ZC, 6% 9/15/32	421	469
Series 4302 Class DA, 3% 7/15/39	4,279	4,460
Series 06-3115 Class SM, 6.4185% 2/15/36 (e)(g)(h)	213	35
Series 1658 Class GZ, 7% 1/15/24	519	581
Series 2013-4281 Class AI, 4% 12/15/28 (g)	2,371	276
Series 2380 Class SY, 8.0185% 11/15/31 (e)(g)(h)	1,482	307
Series 2587 Class IM, 6.5% 3/15/33 (g)	220	53
Series 2844:
Class SC, 45.5936% 8/15/24 (e)(h)	17	29
Class SD, 84.0372% 8/15/24 (e)(h)	24	60
Series 2935 Class ZK, 5.5% 2/15/35	1,637	1,881
Series 2947 Class XZ, 6% 3/15/35	714	808
Series 3055 Class CS, 6.4085% 10/15/35 (e)(g)	288	55
Series 3244 Class SG, 6.4785% 11/15/36 (e)(g)(h)	548	103
Series 3274 Class SM, 6.2485% 2/15/37 (e)(g)	333	46
Series 3284 Class CI, 5.9385% 3/15/37 (e)(g)	1,221	218
Series 3287 Class SD, 6.5685% 3/15/37 (e)(g)(h)	795	184
Series 3297 Class BI, 6.5785% 4/15/37 (e)(g)(h)	1,148	230
Series 3336 Class LI, 6.3985% 6/15/37 (e)(g)	558	87
Series 3772 Class BI, 4.5% 10/15/18 (g)	391	20
Series 3949 Class MK, 4.5% 10/15/34	485	528
Series 3955 Class YI, 3% 11/15/21 (g)	1,823	110
Series 4181 Class LA, 3% 3/15/37	1,283	1,333
Series 4471 Class PA 4% 12/15/40	7,395	7,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	$ 319	$ 368
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5075% 6/16/37 (e)(g)(h)	266	43
Series 2010-H17 Class FA, 0.5115% 7/20/60 (e)(i)	312	311
Series 2010-H18 Class AF, 0.4776% 9/20/60 (e)(i)	371	369
Series 2010-H19 Class FG, 0.4776% 8/20/60 (e)(i)	450	447
Series 2011-H13 Class FA, 0.6776% 4/20/61 (e)(i)	184	184
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	603	91
sequential payer:
Series 2002-24 Class SK, 7.7667% 4/16/32 (e)(g)(h)	1,294	271
Series 2002-42 Class ZA, 6% 6/20/32	479	551
Series 2004-24 Class ZM, 5% 4/20/34	994	1,116
Series 1999-40 Class SE, 8.7667% 11/16/29 (e)(g)(h)	409	25
Series 2000-8 Class SA, 8.2667% 1/16/30 (e)(g)(h)	353	23
Series 2001-3 Class S, 7.9167% 2/16/31 (e)(g)	294	61
Series 2001-36:
Class SB, 7.9167% 12/16/23 (e)(g)(h)	791	144
Class SP, 8.5667% 9/16/26 (e)(g)	563	92
Series 2001-38 Class SB, 7.3967% 8/16/31 (e)(g)(h)	480	93
Series 2001-41 Class SG, 8.5667% 9/16/31 (e)(g)	274	41
Series 2001-49:
Class SC, 7.4167% 12/16/25 (e)(g)(h)	1,048	178
Class SL, 7.4167% 5/16/30 (e)(g)(h)	1,301	247
Class SV, 8.0667% 12/16/28 (e)(g)(h)	599	49
Series 2001-50:
Class SD, 8.016% 11/20/31 (e)(g)(h)	697	170
Class ST, 7.5167% 8/16/27 (e)(g)(h)	284	58
Series 2002-5 Class SP, 7.2667% 1/16/32 (e)(g)(h)	486	83
Series 2004-32 Class GS, 6.3167% 5/16/34 (e)(g)(h)	438	95
Series 2004-73 Class AL, 7.0167% 8/17/34 (e)(g)(h)	166	36
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,775	518
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-76 Class GS, 6.5175% 6/16/42 (e)(g)(h)	$ 887	$ 188
Series 2012-97 Class JS, 6.0675% 8/16/42 (e)(g)(h)	3,093	545
Series 2013-124:
Class ES, 8.4213% 4/20/39 (e)(h)	1,482	1,714
Class ST, 8.5547% 8/20/39 (e)(h)	2,784	3,217
Series 2013-160 Class MS, 6.016% 9/20/32 (e)(g)(h)	2,554	485
Series 2015-H13 Class FL, 0.3% 3/20/65 (b)(e)(i)	11,200	11,200
TOTAL U.S. GOVERNMENT AGENCY		76,375
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $143,776)		146,685
Commercial Mortgage Securities - 13.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (e)(g)	906	14
Banc of America Commercial Mortgage Trust:
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	2,164	2,251
Series 2007-2 Class A4, 5.7822% 4/10/49 (e)	1,293	1,361
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4948% 7/25/37 (a)(e)	43	33
Class M2, 0.5248% 7/25/37 (a)(e)	45	30
Class M3, 0.5548% 7/25/37 (a)(e)	74	30
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (a)(e)	9,000	9,017
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.4787% 1/15/46 (e)	2,076	2,095
Series 2006-CD3 Class A5, 5.617% 10/15/48	186	193
Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,347
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.08% 6/11/27 (a)(e)	5,000	4,994
Series 2014-CR20 Class ASB, 3.305% 11/10/47	5,016	5,233
CSMC Series 2015-TOWN:
Class A, 1.4315% 3/15/17 (a)(e)	7,804	7,804
Class B, 2.0815% 3/15/17 (a)(e)	185	185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CSMC Series 2015-TOWN: - continued
Class C, 2.4315% 3/15/17 (a)(e)	$ 180	$ 180
Class D, 3.3815% 3/15/17 (a)(e)	273	273
CSMC Trust floater Series 2014-ICE Class A, 0.976% 4/15/27 (a)(e)	1,292	1,288
Freddie Mac:
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,956
Series K034 Class A2, 3.531% 7/25/23	4,650	5,017
Series K042 Class A1, 2.267% 6/25/24	3,262	3,301
Series K716 Class A2, 3.13% 6/25/21	6,000	6,361
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K718 Class A2, 2.791% 1/25/22	6,400	6,641
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (a)(e)	12,750	12,783
Series 2015-NRF Class AFX, 3.2349% 12/15/19 (a)	7,000	7,245
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	544	569
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (a)(e)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (a)(e)	896	897
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (a)(e)	844	845
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.0856% 4/15/27 (a)(e)	5,000	5,001
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,358	1,419
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	1,035	1,076
Series 2007-LD11 Class A4, 5.9618% 6/15/49 (e)	4,140	4,398
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,788	3,007
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	186
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 6.1037% 6/11/49 (e)	1,867	2,009
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (a)(e)	2,783	2,784
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,316	7,706
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C31:
Class A4, 5.509% 4/15/47	$ 313	$ 328
Class A5, 5.5% 4/15/47	8,506	9,073
Series 2007-C32 Class A3, 5.9027% 6/15/49 (e)	1,150	1,224
Series 2007-C33 Class A4, 6.1503% 2/15/51 (e)	1,876	1,979
Series 2006-C23 Class A1A, 5.422% 1/15/45	914	930
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	1,802	1,874
Series 2007-C31A Class A2, 5.421% 4/15/47	78	78
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $136,106)		136,641
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,623)	14,775	1,622
Cash Equivalents - 5.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $54,743)	$ 54,744	54,743
TOTAL INVESTMENT PORTFOLIO - 133.5% (Cost $1,356,307)		1,374,592
NET OTHER ASSETS (LIABILITIES) - (33.5)%		(344,642)
NET ASSETS - 100%		$ 1,029,950
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 6/1/30	$ (1,900)	$ (1,941)
3% 6/1/45	(5,900)	(5,976)
3% 6/1/45	(5,900)	(5,976)
3.5% 6/1/45	(9,500)	(9,922)
3.5% 6/1/45	(20,100)	(20,992)
3.5% 6/1/45	(2,800)	(2,924)
4% 6/1/45	(6,000)	(6,406)
4.5% 6/1/45	(13,300)	(14,460)
TOTAL FANNIE MAE		(68,597)
Ginnie Mae
3% 6/1/45	(9,800)	(10,028)
3.5% 6/1/45	(17,000)	(17,843)
TOTAL GINNIE MAE		(27,871)
TOTAL TBA SALE COMMITMENTS (Proceeds $96,251)		$ (96,468)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2017	$ 34,900	3-month LIBOR	1.25%	$ (183)	$ 0	$ (183)
CME	Jun. 2018	11,700	3-month LIBOR	1.75%	(98)	0	(98)
CME	Jun. 2020	19,600	3-month LIBOR	2.25%	(217)	0	(217)
Swaps - continued
Interest Rate Swaps - continued
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH	Jun. 2020	$ 14,300	3-month LIBOR	2.25%	$ (11)	$ 0	$ (11)
CME	Jun. 2025	9,000	3-month LIBOR	2.75%	(74)	0	(74)
CME	Jun. 2045	3,900	3-month LIBOR	3.25%	10	0	10
TOTAL INTEREST RATE SWAPS					$ (573)	$ 0	$ (573)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,836,000 or 13.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,636,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $380,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$54,743,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 54,743
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 28
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,575	$ 28	$ 0	$ 1,622	0.0%
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 978,878	$ -	$ 978,878	$ -
Asset-Backed Securities	56,023	-	56,023	-
Collateralized Mortgage Obligations	146,685	-	146,685	-
Commercial Mortgage Securities	136,641	-	136,641	-
Fixed-Income Funds	1,622	1,622	-	-
Cash Equivalents	54,743	-	54,743	-
Total Investments in Securities:	$ 1,374,592	$ 1,622	$ 1,372,970	$ -
Derivative Instruments:
Assets
Swaps	$ 10	$ -	$ 10	$ -
Liabilities
Swaps	$ (583)	$ -	$ (583)	$ -
Total Derivative Instruments:	$ (573)	$ -	$ (573)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (96,468)	$ -	$ (96,468)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,356,326,000. Net unrealized appreciation aggregated $18,266,000, of which $22,493,000 related to appreciated investment securities and $4,227,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity Advisor® Short
Fixed-Income Fund

May 31, 2015

1.804867.111

SFI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.0%
American Honda Finance Corp.:
0.95% 5/5/17	$ 1,580,000	$ 1,580,531
1.125% 10/7/16	1,248,000	1,254,209
Daimler Finance North America LLC:
1.25% 1/11/16 (b)	1,815,000	1,820,714
1.375% 8/1/17 (b)	1,642,000	1,642,437
1.45% 8/1/16 (b)	1,429,000	1,437,685
1.65% 3/2/18 (b)	821,000	823,081
1.65% 5/18/18 (b)	1,600,000	1,601,142
General Motors Financial Co., Inc. 2.4% 4/10/18	1,827,000	1,826,467
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (b)	1,642,000	1,645,281
1.65% 5/22/18 (b)	1,000,000	1,002,597
Volkswagen International Finance NV 1.6% 11/20/17 (b)	1,090,000	1,095,861
		15,730,005
Media - 1.1%
COX Communications, Inc. 6.25% 6/1/18 (b)	411,000	463,881
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	1,642,000	1,666,372
Thomson Reuters Corp. 0.875% 5/23/16	440,000	439,824
Time Warner Cable, Inc. 5.85% 5/1/17	2,675,000	2,871,698
Time Warner, Inc. 6.875% 6/15/18	1,300,000	1,492,648
Viacom, Inc. 2.2% 4/1/19	821,000	817,972
Walt Disney Co. 1.1% 12/1/17	802,000	802,547
		8,554,942
TOTAL CONSUMER DISCRETIONARY		24,284,947
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Heineken NV 1.4% 10/1/17 (b)	457,000	458,019
SABMiller Holdings, Inc. 2.45% 1/15/17 (b)	2,184,000	2,225,369
		2,683,388
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Walgreen Co. 1.8% 9/15/17	$ 557,000	$ 561,080
Walgreens Boots Alliance, Inc. 1.75% 11/17/17	212,000	213,466
		774,546
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	798,000	798,902
1.4% 10/20/17	2,053,000	2,054,322
The J.M. Smucker Co. 1.75% 3/15/18 (b)	533,000	533,571
Tyson Foods, Inc. 2.65% 8/15/19	821,000	836,406
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	560,000	561,897
		4,785,098
Tobacco - 0.3%
Reynolds American, Inc.:
1.05% 10/30/15	1,018,000	1,017,552
6.75% 6/15/17	1,350,000	1,485,898
		2,503,450
TOTAL CONSUMER STAPLES		10,746,482
ENERGY - 3.5%
Energy Equipment & Services - 0.2%
Nabors Industries, Inc. 2.35% 9/15/16	473,000	474,619
Noble Holding International Ltd. 4% 3/16/18	60,000	61,622
Petrofac Ltd. 3.4% 10/10/18 (b)	1,478,000	1,471,971
		2,008,212
Oil, Gas & Consumable Fuels - 3.3%
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,109,000	1,135,891
BP Capital Markets PLC:
1.375% 5/10/18	895,000	892,944
2.248% 11/1/16	1,084,000	1,104,790
Canadian Natural Resources Ltd. 1.75% 1/15/18	340,000	337,840
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	148,000	149,330
ConocoPhillips Co. 1.5% 5/15/18	1,500,000	1,502,369
Enbridge, Inc.:
0.7116% 6/2/17 (c)	1,459,000	1,441,774
0.9242% 10/1/16 (c)	2,053,000	2,055,926
Enterprise Products Operating LP 2.55% 10/15/19	162,000	163,935
Marathon Petroleum Corp. 3.5% 3/1/16	1,399,000	1,425,437
Petro-Canada 6.05% 5/15/18	821,000	922,546
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV:
2% 5/20/16	$ 1,642,000	$ 1,619,176
3.25% 3/17/17	1,232,000	1,217,783
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	945,000	948,780
Petroleos Mexicanos 3.125% 1/23/19	143,000	145,531
Phillips 66 Co. 2.95% 5/1/17	534,000	550,142
Schlumberger Investment SA 1.25% 8/1/17 (b)	1,232,000	1,232,722
Shell International Finance BV 2.125% 5/11/20	1,184,000	1,188,931
Southwestern Energy Co. 3.3% 1/23/18	321,000	329,998
Spectra Energy Partners, LP 2.95% 6/15/16	257,000	261,522
Total Capital International SA 1% 1/10/17	2,463,000	2,471,719
TransCanada PipeLines Ltd.:
0.9531% 6/30/16 (c)	3,284,000	3,291,343
1.875% 1/12/18	1,642,000	1,658,988
		26,049,417
TOTAL ENERGY		28,057,629
FINANCIALS - 26.2%
Banks - 17.0%
ABN AMRO Bank NV 1.079% 10/28/16 (b)(c)	3,740,000	3,763,038
Australia & New Zealand Banking Group Ltd. 1.25% 1/10/17	1,339,000	1,343,620
Bank of America Corp.:
1.25% 1/11/16	3,449,000	3,457,029
2% 1/11/18	2,340,000	2,356,006
Bank of America NA:
1.25% 2/14/17	2,529,000	2,531,435
1.75% 6/5/18	1,500,000	1,498,695
5.3% 3/15/17	250,000	266,091
Bank of Montreal 1.4% 4/10/18	800,000	800,440
Bank of Nova Scotia 1.375% 12/18/17	878,000	877,840
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (b)	1,807,000	1,808,708
1.45% 9/8/17 (b)	1,150,000	1,147,132
1.55% 9/9/16 (b)	945,000	950,082
1.7% 3/5/18 (b)	1,642,000	1,644,626
Barclays Bank PLC:
2.5% 2/20/19	1,454,000	1,480,617
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Barclays Bank PLC: - continued
5% 9/22/16	$ 1,642,000	$ 1,726,507
Barclays PLC 2% 3/16/18	1,000,000	1,005,216
BNP Paribas 2.375% 9/14/17	1,700,000	1,732,739
BPCE SA 1.625% 2/10/17	1,080,000	1,087,375
Branch Banking & Trust Co. 1.45% 10/3/16	2,463,000	2,481,507
Capital One Bank NA:
1.15% 11/21/16	779,000	780,258
1.2% 2/13/17	1,625,000	1,619,238
1.3% 6/5/17	1,232,000	1,228,064
Capital One NA:
1.5% 9/5/17	1,000,000	995,976
1.65% 2/5/18	1,232,000	1,226,548
Citigroup, Inc.:
1.237% 7/25/16 (c)	1,642,000	1,648,857
1.3% 11/15/16	1,445,000	1,447,852
1.55% 8/14/17	4,105,000	4,103,448
1.7% 4/27/18	780,000	775,830
1.85% 11/24/17	821,000	826,314
2.5% 9/26/18	1,200,000	1,221,060
2.5% 7/29/19	805,000	810,670
Citizens Bank NA:
1.6% 12/4/17	1,642,000	1,646,975
2.45% 12/4/19	1,240,000	1,250,345
Commonwealth Bank of Australia 1.125% 3/13/17	1,766,000	1,771,047
Credit Suisse New York Branch:
0.772% 5/26/17 (c)	1,642,000	1,639,222
1.375% 5/26/17	4,105,000	4,107,619
1.75% 1/29/18	1,642,000	1,642,407
Discover Bank 2% 2/21/18	2,053,000	2,055,404
Fifth Third Bancorp 4.5% 6/1/18	1,027,000	1,104,250
Fifth Third Bank 0.9% 2/26/16	1,807,000	1,808,278
HSBC Bank PLC 1.5% 5/15/18 (b)	1,090,000	1,086,242
HSBC U.S.A., Inc.:
1.5% 11/13/17	821,000	820,365
1.625% 1/16/18	791,000	793,930
1.7% 3/5/18	994,000	996,123
Ing Bank NV Mtn Be 144A 1.8% 3/16/18 (b)	1,000,000	1,006,508
Intesa Sanpaolo SpA 2.375% 1/13/17	2,053,000	2,070,592
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.:
1.35% 2/15/17	$ 6,568,000	$ 6,587,566
2% 8/15/17	1,642,000	1,662,463
KeyBank NA:
1.65% 2/1/18	735,000	737,093
2.5% 12/15/19	777,000	788,656
La Caisse Centrale 1.75% 1/29/18 (b)	1,232,000	1,232,942
Lloyds Bank PLC 1.75% 3/16/18	1,232,000	1,235,328
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	1,642,000	1,645,419
2.3% 1/30/19	1,080,000	1,093,330
Marshall & Ilsley Bank 5% 1/17/17	71,000	74,709
Mitsubishi UFJ Trust & Banking Corp. 1.6% 10/16/17 (b)	1,232,000	1,232,500
Mizuho Bank Ltd.:
0.7168% 9/25/17 (b)(c)	1,642,000	1,638,943
1.55% 10/17/17 (b)	2,693,000	2,691,083
MUFG Americas Holdings Corp. 1.625% 2/9/18	238,000	237,966
MUFG Union Bank NA 1.5% 9/26/16	753,000	758,218
Nordea Bank AB 0.875% 5/13/16 (b)	1,347,000	1,349,302
PNC Bank NA:
1.15% 11/1/16	1,281,000	1,283,490
1.5% 2/23/18	1,100,000	1,102,835
Regions Bank 7.5% 5/15/18	250,000	288,339
Regions Financial Corp.:
2% 5/15/18	904,000	903,994
5.75% 6/15/15	945,000	946,596
Royal Bank of Canada:
1.2% 1/23/17	1,036,000	1,040,836
1.5% 1/16/18	1,815,000	1,817,777
2.2% 7/27/18	821,000	837,335
Royal Bank of Scotland Group PLC:
1.2131% 3/31/17 (c)	1,807,000	1,808,229
2.55% 9/18/15	6,411,000	6,440,811
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,053,000	2,056,008
1.45% 7/19/16	2,053,000	2,063,277
1.75% 1/16/18	1,642,000	1,648,701
1.8% 7/18/17	1,618,000	1,633,457
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.:
3.5% 1/20/17	$ 1,190,000	$ 1,230,672
5% 9/1/15	870,000	878,934
U.S. Bank NA 1.1% 1/30/17	1,782,000	1,788,613
Wachovia Corp. 0.6182% 10/28/15 (c)	1,642,000	1,642,379
Wells Fargo Bank NA 0.486% 5/16/16 (c)	3,695,000	3,689,554
Westpac Banking Corp.:
1.2% 5/19/17	2,217,000	2,224,631
1.5% 12/1/17	1,642,000	1,648,868
2% 8/14/17	1,848,000	1,879,861
		134,262,840
Capital Markets - 2.9%
Deutsche Bank AG London Branch 1.4% 2/13/17	4,105,000	4,107,566
Goldman Sachs Group, Inc.:
0.9535% 5/22/17 (c)	1,000,000	1,000,168
1.748% 9/15/17	2,874,000	2,870,522
2.375% 1/22/18	1,807,000	1,834,078
2.55% 10/23/19	830,000	834,945
2.625% 1/31/19	1,232,000	1,255,263
JPMorgan Chase & Co.:
0.902% 2/26/16 (c)	821,000	822,869
1.7% 3/1/18	821,000	822,912
Lazard Group LLC 6.85% 6/15/17	28,000	30,707
Morgan Stanley:
1.75% 2/25/16	1,697,000	1,709,117
1.875% 1/5/18	821,000	824,200
2.375% 7/23/19	700,000	703,408
5.45% 1/9/17	2,792,000	2,968,773
UBS AG Stamford Branch:
1.375% 6/1/17	590,000	588,183
1.375% 8/14/17	1,618,000	1,616,343
1.8% 3/26/18	1,174,000	1,174,628
		23,163,682
Consumer Finance - 3.5%
American Express Credit Corp.:
1.125% 6/5/17	2,053,000	2,048,451
1.3% 7/29/16	920,000	924,830
2.8% 9/19/16	797,000	816,416
Capital One Financial Corp. 0.9198% 11/6/15 (c)	821,000	822,224
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services 6.45% 6/12/17	$ 2,587,000	$ 2,829,906
Ford Motor Credit Co. LLC:
1.461% 3/27/17	1,000,000	999,883
1.684% 9/8/17	1,642,000	1,639,146
1.7% 5/9/16	1,100,000	1,106,267
2.145% 1/9/18	1,642,000	1,658,399
3% 6/12/17	2,422,000	2,483,809
General Electric Capital Corp. 1.5% 7/12/16	8,210,000	8,285,811
Hyundai Capital America:
1.45% 2/6/17 (b)	1,151,000	1,149,812
1.875% 8/9/16 (b)	243,000	245,208
2.125% 10/2/17 (b)	1,196,000	1,208,589
2.875% 8/9/18 (b)	583,000	602,203
Hyundai Capital America Mtn Be 144A 2% 3/19/18 (b)	821,000	825,892
Synchrony Financial 1.875% 8/15/17	193,000	193,690
		27,840,536
Diversified Financial Services - 0.4%
AIG Global Funding 1.65% 12/15/17 (b)	1,232,000	1,237,730
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,092,000	1,107,756
Berkshire Hathaway, Inc. 1.55% 2/9/18	912,000	921,847
		3,267,333
Insurance - 1.7%
American International Group, Inc.:
2.3% 7/16/19	1,983,000	1,995,521
5.85% 1/16/18	979,000	1,084,231
Aon Corp. 3.125% 5/27/16	1,027,000	1,049,275
Assurant, Inc. 2.5% 3/15/18	920,000	934,880
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	963,000	982,826
MetLife, Inc.:
1.756% 12/15/17	382,000	386,408
1.903% 12/15/17	166,000	167,085
Metropolitan Life Global Funding I:
1.3% 4/10/17 (b)	3,284,000	3,291,655
1.5% 1/10/18 (b)	2,101,000	2,099,918
Pricoa Global Funding I 1.15% 11/25/16 (b)	904,000	905,963
Prudential Financial, Inc. 2.3% 8/15/18	300,000	305,203
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)	238,000	242,436
		13,445,401
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
DDR Corp. 9.625% 3/15/16	$ 271,000	$ 288,923
ERP Operating LP 2.375% 7/1/19	528,000	533,519
Health Care REIT, Inc. 2.25% 3/15/18	280,000	283,630
Select Income (REIT) 2.85% 2/1/18	395,000	400,465
Simon Property Group LP 2.15% 9/15/17	411,000	419,636
		1,926,173
Real Estate Management & Development - 0.4%
Mack-Cali Realty LP 2.5% 12/15/17	633,000	635,668
Ventas Realty LP:
1.25% 4/17/17	405,000	404,758
1.55% 9/26/16	236,000	237,435
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	572,000	577,396
Washington Prime Group LP 3.85% 4/1/20 (b)	1,191,000	1,208,433
		3,063,690
TOTAL FINANCIALS		206,969,655
HEALTH CARE - 3.2%
Biotechnology - 0.4%
Amgen, Inc.:
0.6635% 5/22/17 (c)	1,642,000	1,644,062
1.25% 5/22/17	1,634,000	1,632,977
		3,277,039
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 1.8% 12/15/17	1,129,000	1,136,762
Medtronic, Inc. 1.5% 3/15/18 (b)	1,358,000	1,360,572
Zimmer Holdings, Inc. 2% 4/1/18	1,563,000	1,574,572
		4,071,906
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 1.25% 6/2/17	2,045,000	2,041,294
WellPoint, Inc. 1.875% 1/15/18	532,000	534,844
		2,576,138
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	253,000	252,948
Pharmaceuticals - 1.9%
AbbVie, Inc.:
1.2% 11/6/15	1,807,000	1,810,498
1.75% 11/6/17	1,532,000	1,537,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.8% 5/14/18	$ 2,061,000	$ 2,063,051
2.5% 5/14/20	1,100,000	1,099,187
Actavis Funding SCS:
1.3477% 3/12/18 (c)	2,053,000	2,074,883
2.35% 3/12/18	1,642,000	1,660,520
3% 3/12/20	687,000	695,688
Bayer U.S. Finance LLC:
1.5% 10/6/17 (b)	1,710,000	1,721,715
2.375% 10/8/19 (b)	692,000	700,988
Mylan, Inc. 1.35% 11/29/16	299,000	298,771
Perrigo Co. PLC 1.3% 11/8/16	302,000	301,777
Zoetis, Inc.:
1.15% 2/1/16	803,000	803,751
1.875% 2/1/18	143,000	142,980
		14,911,166
TOTAL HEALTH CARE		25,089,197
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	813,000	806,342
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	420,000	424,222
Trading Companies & Distributors - 0.0%
Air Lease Corp. 2.125% 1/15/18	405,000	402,469
TOTAL INDUSTRIALS		1,633,033
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,217,000	2,228,444
Electronic Equipment & Components - 0.6%
Amphenol Corp. 1.55% 9/15/17	1,394,000	1,398,291
Tyco Electronics Group SA:
2.375% 12/17/18	185,000	187,926
6.55% 10/1/17	2,775,000	3,092,821
		4,679,038
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	$ 915,000	$ 940,096
3.65% 8/22/18	522,000	543,761
		1,483,857
TOTAL INFORMATION TECHNOLOGY		8,391,339
MATERIALS - 0.8%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (b)	1,970,000	1,977,252
Ecolab, Inc.:
1.45% 12/8/17	488,000	486,415
1.55% 1/12/18	1,642,000	1,644,110
		4,107,777
Metals & Mining - 0.3%
Anglo American Capital PLC 1.2253% 4/15/16 (b)(c)	966,000	965,525
Freeport-McMoRan, Inc. 2.3% 11/14/17	549,000	549,748
Rio Tinto Finance (U.S.A.) PLC 1.1107% 6/17/16 (c)	821,000	823,286
		2,338,559
TOTAL MATERIALS		6,446,336
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
1.4% 12/1/17	904,000	903,289
2.45% 6/30/20	823,000	814,586
2.95% 5/15/16	986,000	1,003,088
BellSouth Corp. 4.821% 4/26/16 (b)(c)	1,500,000	1,548,519
British Telecommunications PLC:
1.25% 2/14/17	2,298,000	2,299,829
1.625% 6/28/16	1,515,000	1,525,397
2.35% 2/14/19	1,774,000	1,799,118
CenturyLink, Inc. 5.15% 6/15/17	904,000	942,420
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (b)	993,000	1,012,957
5.75% 3/23/16	1,642,000	1,703,549
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
1.35% 6/9/17	$ 1,279,000	$ 1,278,183
2% 11/1/16	2,239,000	2,270,059
2.5% 9/15/16	3,081,000	3,134,116
		20,235,110
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
1.2677% 9/12/16 (c)	986,000	988,856
2.375% 9/8/16	1,258,000	1,276,883
Vodafone Group PLC:
1.5% 2/19/18	821,000	816,012
1.625% 3/20/17	1,184,000	1,186,979
		4,268,730
TOTAL TELECOMMUNICATION SERVICES		24,503,840
UTILITIES - 2.7%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	1,260,000	1,262,651
Duke Energy Corp.:
0.6508% 4/3/17 (c)	1,469,000	1,471,343
1.625% 8/15/17	495,000	498,881
Eversource Energy 1.45% 5/1/18	239,000	237,780
FirstEnergy Corp. 2.75% 3/15/18	2,445,000	2,492,939
LG&E and KU Energy LLC 2.125% 11/15/15	1,917,000	1,926,460
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	1,500,000	1,505,993
Pacific Gas & Electric Co. 5.625% 11/30/17	1,457,000	1,600,542
Public Service Electric & Gas Co. 2.3% 9/15/18	1,000,000	1,027,629
TECO Finance, Inc. 0.8712% 4/10/18 (c)	1,500,000	1,507,176
Xcel Energy, Inc. 0.75% 5/9/16	1,807,000	1,802,569
		15,333,963
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co. 1.5% 6/1/18	1,173,000	1,170,941
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
1.4% 9/15/17	697,000	698,524
1.95% 8/15/16	697,000	704,772
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
2.5731% 9/30/66 (c)	$ 1,097,000	$ 1,009,227
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,150,000	2,148,665
		4,561,188
TOTAL UTILITIES		21,066,092
TOTAL NONCONVERTIBLE BONDS (Cost $355,872,183)		357,188,550
U.S. Government and Government Agency Obligations - 22.4%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	1,247,000	1,245,951
1.625% 11/27/18	564,000	572,229
1.875% 9/18/18	305,000	312,470
Freddie Mac:
0.5% 1/27/17	7,668,000	7,654,865
0.75% 1/12/18	1,192,000	1,187,599
1% 9/29/17	3,029,000	3,040,268
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,013,382
U.S. Treasury Obligations - 20.6%
U.S. Treasury Notes:
0.5% 7/31/17	62,803,600	62,587,681
0.875% 10/15/17	32,187,500	32,278,011
1% 5/15/18	63,153,000	63,281,261
1.375% 2/28/19	3,945,600	3,969,952
TOTAL U.S. TREASURY OBLIGATIONS		162,116,905
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $175,460,930)		176,130,287
U.S. Government Agency - Mortgage Securities - 3.3%
	Principal Amount	Value
Fannie Mae - 2.0%
2.152% 11/1/34 (c)	$ 159,058	$ 169,587
2.211% 10/1/35 (c)	335,488	358,277
2.23% 1/1/40 (c)	302,807	324,666
2.245% 2/1/35 (c)	300,227	318,068
2.271% 3/1/40 (c)	170,947	182,587
2.274% 11/1/36 (c)	362,003	385,659
2.31% 12/1/39 (c)	73,564	78,779
2.346% 5/1/35 (c)	262,513	279,863
2.361% 4/1/35 (c)	89,371	95,157
2.384% 7/1/35 (c)	934,519	997,813
2.391% 12/1/33 (c)	151,213	162,128
2.428% 12/1/34 (c)	142,289	152,456
2.456% 3/1/40 (c)	242,340	258,431
2.537% 10/1/41 (c)	414,505	444,428
2.542% 6/1/42 (c)	119,958	124,442
2.691% 2/1/42 (c)	676,605	704,555
2.693% 9/1/41 (c)	556,105	596,249
2.738% 8/1/41 (c)	588,653	631,147
2.765% 1/1/42 (c)	610,020	636,104
2.96% 11/1/40 (c)	76,179	80,105
2.979% 8/1/41 (c)	112,438	120,555
2.982% 9/1/41 (c)	90,821	95,403
3.059% 10/1/41 (c)	44,112	45,839
3.237% 7/1/41 (c)	136,201	144,431
3.308% 10/1/41 (c)	72,570	76,480
3.5% 1/1/26 to 9/1/29	4,338,863	4,633,733
3.554% 7/1/41 (c)	141,706	150,475
4.5% 6/1/19 to 7/1/20	213,768	223,462
5.5% 11/1/17 to 11/1/34	3,028,640	3,381,523
6.5% 1/1/16 to 6/1/16	1,764	1,802
7% 1/1/16 to 11/1/18	8,017	8,307
TOTAL FANNIE MAE		15,862,511
Freddie Mac - 1.2%
2.164% 11/1/35 (c)	211,743	224,570
2.35% 8/1/36 (c)	109,799	117,001
2.402% 10/1/42 (c)	731,206	771,395
2.973% 8/1/41 (c)	304,848	326,855
3% 8/1/21	811,789	848,098
3.13% 9/1/41 (c)	194,617	208,666
3.133% 4/1/40 (c)	176,051	187,264
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.231% 9/1/41 (c)	$ 87,680	$ 92,115
3.242% 4/1/41 (c)	84,845	89,552
3.296% 6/1/41 (c)	96,743	102,475
3.47% 5/1/41 (c)	99,731	105,274
3.5% 8/1/26	2,258,879	2,407,735
3.502% 4/1/40 (c)	163,637	175,440
3.622% 6/1/41 (c)	136,457	144,929
3.705% 5/1/41 (c)	119,457	126,963
4% 6/1/24 to 4/1/26	2,734,193	2,925,263
4.5% 8/1/18 to 11/1/18	653,995	681,973
8.5% 5/1/26 to 7/1/28	33,224	39,658
TOTAL FREDDIE MAC		9,575,226
Ginnie Mae - 0.1%
5.5% 6/15/35	274,908	315,538
7% 1/15/25 to 6/15/32	161,614	190,473
TOTAL GINNIE MAE		506,011
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,357,169)		25,943,748
Asset-Backed Securities - 16.3%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	221,980	216,150
Series 2005-1 Class M1, 0.6513% 4/25/35 (c)	69,143	61,777
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	171,394	171,413
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,087,000	1,087,042
Series 2015-SN1 Class A3, 1.21% 12/20/17	457,000	457,706
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	544,000	549,054
Series 2012-5 Class A, 1.54% 9/15/19	2,291,000	2,301,447
Series 2014-3 Class A, 1.33% 3/15/19	3,918,000	3,928,970
Series 2014-4 Class A2, 1.43% 6/17/19	1,971,000	1,979,239
Series 2014-5 Class A2, 1.6% 10/15/19	2,053,000	2,064,066
Series 2015-3 Class A, 1.6% 5/15/20	1,570,000	1,571,963
American Express Credit Account Master Trust:
Series 2013-3 Class A, 0.98% 5/15/19	1,704,000	1,707,248
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust: - continued
Series 2014-2 Class A, 1.26% 1/15/20	$ 1,610,000	$ 1,617,625
Series 2014-3 Class A, 1.49% 4/15/20	2,462,886	2,481,725
Series 2014-4 Class A, 1.43% 6/15/20	2,053,000	2,063,203
AmeriCredit Automobile Receivables T Series 2014-4 Class A3, 1.27% 7/8/19	414,000	414,909
AmeriCredit Automobile Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	739,009	738,920
Series 2013-5 Class A3, 0.9% 9/10/18	1,342,000	1,343,392
Series 2014-1 Class A3, 0.9% 2/8/19	849,000	848,655
Series 2014-2 Class A3, 0.94% 2/8/19	1,626,000	1,622,337
Americredit Automobile Receivables Trust Series 2015-2 Class A3, 1.27% 1/8/20	1,500,000	1,499,289
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2004-R2 Class M3, 1.0063% 4/25/34 (c)	11,399	8,100
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9613% 3/25/34 (c)	67,779	63,398
Series 2006-W4 Class A2C, 0.3448% 5/25/36 (c)	147,892	53,218
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	1,985,000	1,985,603
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,232,000	1,232,594
BMW Vehicle Lease Trust Series 2015-1 Class A3, 1.24% 12/20/17	1,232,000	1,234,963
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,232,000	1,233,381
Series 2014-3 Class A2, 1.18% 12/20/17	1,204,000	1,206,177
Series 2015-1 Class A2, 1.42% 6/20/18	1,209,000	1,213,668
Series 2015-2 Class A2, 1.39% 9/20/18	822,000	822,123
Capital One Multi-Asset Execution Trust:
Series 2013-A3 Class A3, 0.96% 9/16/19	821,000	822,332
Series 2014-A5 Class A, 1.48% 7/15/20	1,979,000	1,992,420
Series 2015-A1 Class A, 1.39% 1/15/21	1,940,000	1,940,613
Carmax Auto Owner Trust:
Series 2013-3 Class A3, 0.97% 4/16/18	885,273	887,230
Series 2014-4 Class A3, 1.25% 11/15/19	1,242,000	1,244,663
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3213% 12/25/36 (c)	228,766	151,857
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (b)	399,423	398,876
Chase Issuance Trust:
Series 2013-A8 Class A8, 1.01% 10/15/18	986,000	988,959
Series 2014-A1 Class A, 1.15% 1/15/19	1,232,000	1,236,992
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2014-A7 Class A, 1.38% 11/15/19	$ 2,064,000	$ 2,071,779
Series 2015-A2, Class A, 1.59% 2/18/20	1,232,000	1,241,411
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A3, 1.22% 7/15/19 (b)	1,500,000	1,499,871
CIT Equipment Collateral:
Series 2013-VT1 Class A3, 1.13% 7/20/20 (b)	2,052,405	2,056,292
Series 2014-VT1 Class A3, 1.5% 10/21/19 (b)	1,239,653	1,241,473
Citibank Credit Card Issuance Trust:
Series 2013-A6 Class A6, 1.32% 9/7/18	2,734,000	2,753,532
Series 2014-A2 Class A2, 1.02% 2/22/19	1,774,000	1,775,923
Series 2014-A4 Class A4, 1.23% 4/24/19	1,642,000	1,646,471
Series 2014-A8 Class A8, 1.73% 4/9/20	1,585,000	1,601,539
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4348% 3/25/32 (MGIC Investment Corp. Insured) (c)	7,098	6,192
Series 2004-2 Class 3A4, 0.6848% 7/25/34 (c)	51,255	44,842
Series 2004-3 Class M4, 1.6398% 4/25/34 (c)	9,196	7,828
Series 2004-4 Class M2, 0.9798% 6/25/34 (c)	11,407	10,336
Dell Equipment Finance Trust:
Series 2014-1 Class A3, 0.94% 6/22/20 (b)	821,000	821,769
Series 2015-1 Class A3, 1.3% 3/23/20 (b)	800,000	799,686
Discover Card Master Trust:
Series 2013-A5 Class A5, 1.04% 4/15/19	1,844,000	1,849,080
Series 2014-A3 Class A3, 1.22% 10/15/19	1,642,000	1,645,814
Series 2014-A5 Class A, 1.39% 4/15/20	1,651,000	1,658,334
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	1,304,641	1,304,948
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	2,463,000	2,465,901
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	1,642,000	1,644,790
Fannie Mae Series 2004-T5:
Class AB1, 0.7411% 5/28/35 (c)	131,071	121,825
Class AB3, 1.0669% 5/28/35 (c)	55,367	51,244
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3563% 8/25/34 (c)	36,914	34,340
Ford Credit Auto Lease Trust Series 2015-A Class A3, 1.13% 6/15/18	1,500,000	1,500,261
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	4,516,000	4,534,565
Series 2014-1 Class A1, 1.2% 2/15/19	1,954,000	1,958,537
Series 2014-4 Class A1, 1.4% 8/15/19	1,614,000	1,618,516
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6063% 11/25/34 (c)	$ 85,621	$ 31,930
Class M5, 1.6813% 11/25/34 (c)	31,654	509
Series 2005-A:
Class M3, 0.9163% 1/25/35 (c)	120,398	101,766
Class M4, 1.2013% 1/25/35 (c)	44,055	28,182
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.662% 2/25/47 (b)(c)	152,917	142,664
GE Business Loan Trust Series 2003-1 Class A, 0.6156% 4/15/31 (b)(c)	4,299	4,299
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	127,741	127,745
Series 2014-1 Class A3, 0.97% 4/23/18	1,204,352	1,204,749
Series 2015-1 Class A3, 1.28% 2/25/19	1,000,000	1,001,667
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A3, 1.01% 5/22/17 (b)	1,240,000	1,241,474
Series 2014-2A Class A3, 1.22% 1/22/18 (b)	1,600,000	1,600,998
Series 2015-1 Class A3, 1.53% 9/20/18	1,367,000	1,371,607
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1, 1.65% 5/15/20 (b)	1,400,000	1,401,513
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4748% 8/25/33 (c)	48,574	46,684
Series 2003-5 Class A2, 0.8848% 12/25/33 (c)	36,254	34,574
Series 2004-1 Class M2, 1.8848% 6/25/34 (c)	45,524	41,284
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3713% 1/25/37 (c)	128,988	82,213
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A3, 0.98% 11/15/17 (b)	1,642,000	1,644,944
Series 2015-A Class A3, 1.42% 9/17/18 (b)	1,232,000	1,235,939
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5356% 5/15/18 (b)(c)	1,380,000	1,380,280
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	656,653	656,897
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3113% 11/25/36 (c)	61,353	60,861
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5986% 12/27/29 (c)	17,385	17,324
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4848% 5/25/37 (c)	47,463	461
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3, 1.1% 8/15/17	1,631,000	1,636,904
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (b)	3,908,000	3,912,854
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Master Owner Trust: - continued
Series 2015-AA Class A, 0.5002% 4/15/19 (b)(c)	$ 1,968,000	$ 1,967,999
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2913% 4/25/37 (c)	32,104	30,308
Series 2006-OPT1 Class A1A, 0.7048% 6/25/35 (c)	90,248	87,073
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8648% 8/25/34 (c)	113,943	105,879
Series 2004-NC8 Class M6, 2.0563% 9/25/34 (c)	42,669	37,770
Series 2005-NC1 Class M1, 0.8448% 1/25/35 (c)	40,852	38,268
Series 2005-NC2 Class B1, 1.9363% 3/25/35 (c)	30,946	677
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	885,000	885,608
Nissan Master Owner Trust Receivables Series 2015-A Class A2, 1.44% 1/15/20	1,642,000	1,644,545
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0066% 10/30/45 (c)	374,960	373,479
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0598% 9/25/34 (c)	654,824	616,339
Class M4, 2.3598% 9/25/34 (c)	892,159	418,156
Series 2005-WCH1 Class M4, 1.4298% 1/25/36 (c)	153,762	137,361
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9848% 4/25/33 (c)	648	607
Santander Drive Auto Receivables Trust:
Series 2013-4 Class A3, 1.11% 12/15/17	468,520	469,034
Series 2014-4 Class B, 1.82% 5/15/19	754,000	754,943
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9688% 3/25/35 (c)	106,924	98,052
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8506% 6/15/33 (c)	190,819	186,238
Class C, 1.2206% 6/15/33 (c)	554,207	537,082
Series 2004-B:
Class A2, 0.4706% 6/15/21 (c)	450,093	447,803
Class C, 1.1406% 9/15/33 (c)	718,026	690,144
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4648% 9/25/19 (c)	1,596,549	1,595,018
Series 2013-1 Class A2, 0.4348% 9/25/19 (c)	1,244,255	1,242,337
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9098% 9/25/34 (c)	5,593	4,917
Synchrony Credit Card Master Note Trust Series 2015-2 Class A, 1.6% 4/15/21	1,580,000	1,583,459
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0448% 9/25/34 (c)	$ 71,344	$ 62,024
Volkswagen Auto Lease Trust:
Series 2014-A Class A3, 0.8% 4/20/17	1,330,000	1,330,676
Series 2015-A Class A3, 1.25% 12/20/17	821,000	822,682
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	1,843,000	1,841,808
Series 2014-1 Class A3, 0.91% 10/22/18	1,087,000	1,088,424
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (b)	1,020,000	1,024,512
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (b)	1,289,000	1,293,454
Whinstone Capital Management Ltd. Series 1A Class B3, 2.077% 10/25/44 (b)(c)	1,141,740	1,139,710
World Omni Auto Receivables Trust Series 2014-B Class A3, 1.14% 1/15/20	1,509,000	1,506,501
TOTAL ASSET-BACKED SECURITIES (Cost $128,478,612)		128,483,605
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 1.2%
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.4381% 4/26/36 (b)(c)	516,115	501,861
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5861% 5/27/35 (b)(c)	637,766	656,505
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.324% 12/20/54 (b)(c)	1,092,433	1,085,551
Class C2, 1.384% 12/20/54 (b)(c)	626,000	616,047
Series 2006-2:
Class A4, 0.264% 12/20/54 (c)	214,640	213,223
Class C1, 1.124% 12/20/54 (c)	2,672,000	2,619,094
Series 2006-3 Class C2, 1.184% 12/20/54 (c)	142,000	139,359
Series 2006-4:
Class B1, 0.364% 12/20/54 (c)	381,000	375,590
Class C1, 0.944% 12/20/54 (c)	233,000	227,128
Class M1, 0.524% 12/20/54 (c)	100,000	97,250
Series 2007-1:
Class 1C1, 0.784% 12/20/54 (c)	235,000	227,057
Class 1M1, 0.484% 12/20/54 (c)	153,000	148,257
Class 2C1, 1.044% 12/20/54 (c)	107,000	104,785
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2M1, 0.684% 12/20/54 (c)	$ 196,000	$ 191,825
Series 2007-2:
Class 2C1, 1.0434% 12/17/54 (c)	272,000	266,342
Class 3A1, 0.3634% 12/17/54 (c)	81,637	81,196
Granite Mortgages Series 2003-2 Class 1A3, 0.7751% 7/20/43 (c)	313,635	313,306
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6751% 1/20/44 (c)	54,950	54,863
Class 1C, 2.7251% 1/20/44 (c)	44,508	44,526
Series 2004-1 Class 2A1, 0.5903% 3/20/44 (c)	927,679	924,723
Series 2004-3 Class 2A1, 0.5503% 9/20/44 (c)	547,581	545,999
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3948% 5/25/47 (c)	53,436	50,058
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3548% 2/25/37 (c)	69,253	63,160
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.531% 6/10/35 (b)(c)	27,139	24,712
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2236% 7/20/34 (c)	3,044	2,985
TOTAL PRIVATE SPONSOR		9,575,402
U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6848% 9/25/23 (c)	67,880	68,109
Series 2013-9 Class FA, 0.5348% 3/25/42 (c)	1,555,051	1,560,111
floater planned amortization class Series 2005-90 Class FC, 0.4348% 10/25/35 (c)	393,373	394,135
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	633,600	673,794
planned amortization class Series 2012-94 Class E, 3% 6/25/22	420,957	434,776
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	146,074	166,150
Series 2009-31 Class A, 4% 2/25/24	89,155	92,082
Series 2010-135 Class DE, 2.25% 4/25/24	395,490	403,004
Series 2011-16 Class FB, 0.3348% 3/25/31 (c)	925,260	926,433
Series 2010-123 Class DL, 3.5% 11/25/25	151,076	155,472
Series 2010-143 Class B, 3.5% 12/25/25	280,351	290,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2011-23 Class AB, 2.75% 6/25/20	$ 223,956	$ 228,838
target amortization Series 2008-29 Class BG 4.7% 12/25/35	134,277	139,588
Freddie Mac:
floater Series 2711 Class FC, 1.0815% 2/15/33 (c)	627,338	639,416
floater planned amortization class Series 3117 Class JF, 0.4815% 2/15/36 (c)	388,175	389,554
floater sequential payer Series 3943 Class EF 0.4315% 2/15/26 (c)	687,837	689,271
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	848,026	863,253
planned amortization class:
Series 3081 Class CP 5.5% 10/15/34	90,502	90,804
Series 3792 Class DF, 0.5815% 11/15/40 (c)	1,011,979	1,014,750
Series 3820 Class DA, 4% 11/15/35	487,194	517,408
Series 3949 Class MK, 4.5% 10/15/34	391,278	426,016
Series 4221-CLS Class GA, 1.4% 7/15/23	1,766,535	1,766,019
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.434% 1/20/42 (c)	553,881	554,068
floater planned amortization class Series 2005-47 Class FX, 0.334% 5/20/34 (c)	943,890	943,193
floater sequential payer:
Series 2010-120 Class FB 0.484% 9/20/35 (c)	258,750	258,992
Series 2011-150 Class D, 3% 4/20/37	67,517	68,513
TOTAL U.S. GOVERNMENT AGENCY		13,754,291
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,160,347)		23,329,693
Commercial Mortgage Securities - 9.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5708% 2/14/43 (c)(d)	195,262	2,961
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	832,800	858,229
Series 2006-4 Class A1A, 5.617% 7/10/46 (c)	1,462,865	1,522,252
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.38% 5/15/32 (b)(c)	1,028,000	1,025,999
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4598% 12/25/33 (b)(c)	$ 4,453	$ 4,007
Series 2005-4A:
Class A2, 0.5748% 1/25/36 (b)(c)	422,341	375,313
Class B1, 1.5848% 1/25/36 (b)(c)	16,645	9,912
Class M1, 0.6348% 1/25/36 (b)(c)	132,834	106,641
Class M2, 0.6548% 1/25/36 (b)(c)	61,399	47,966
Class M3, 0.6848% 1/25/36 (b)(c)	65,988	49,196
Class M4, 0.7948% 1/25/36 (b)(c)	33,766	24,581
Class M5, 0.8348% 1/25/36 (b)(c)	33,766	24,282
Class M6, 0.8848% 1/25/36 (b)(c)	34,266	22,437
Series 2006-3A Class M4, 0.6148% 10/25/36 (b)(c)	5,297	560
Series 2007-1 Class A2, 0.4548% 3/25/37 (b)(c)	212,234	178,533
Series 2007-2A:
Class A1, 0.4548% 7/25/37 (b)(c)	47,166	41,208
Class A2, 0.5048% 7/25/37 (b)(c)	44,176	37,372
Class M1, 0.5548% 7/25/37 (b)(c)	15,745	11,827
Class M2, 0.5948% 7/25/37 (b)(c)	8,835	5,682
Class M3, 0.6748% 7/25/37 (b)(c)	6,777	2,704
Series 2007-3:
Class A2, 0.4748% 7/25/37 (b)(c)	64,780	54,117
Class M1, 0.4948% 7/25/37 (b)(c)	48,940	37,155
Class M2, 0.5248% 7/25/37 (b)(c)	51,454	34,388
Class M3, 0.5548% 7/25/37 (b)(c)	83,288	33,640
Class M4, 0.6848% 7/25/37 (b)(c)	131,706	37,921
Class M5, 0.7848% 7/25/37 (b)(c)	60,629	10,160
Series 2007-4A:
Class A2, 0.7313% 9/25/37 (b)(c)	539,580	231,771
Class M1, 1.1313% 9/25/37 (b)(c)	96,164	19,648
Series 2006-2A Class IO, 0% 7/25/36 (b)(c)(d)	4,257,415	0
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	73,049	72,972
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,391,198	1,451,480
Series 2006-PW14 Class A1A, 5.189% 12/11/38	517,606	543,592
Series 2006-T22 Class A1A, 5.7581% 4/12/38 (c)	1,320,984	1,352,981
Series 2006-PW12 Class A1A, 5.8805% 9/11/38 (c)	1,063,564	1,099,211
C-BASS Trust floater Series 2006-SC1 Class A, 0.4513% 5/25/36 (b)(c)	43,201	40,988
Commercial Mortgage Securities - continued
	Principal Amount	Value
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	$ 891,940	$ 962,388
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5745% 12/15/27 (b)(c)	1,641,924	1,645,011
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	473,695	495,401
Series 2013-GC11 Class A1, 0.754% 4/10/46	422,844	421,118
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A4, 5.4787% 1/15/46 (c)	276,874	279,476
Series 2005-CD1 Class A4, 5.3959% 7/15/44 (c)	346,605	347,714
Series 2006-CD2 Class A1B, 5.4797% 1/15/46 (c)	2,245,279	2,284,030
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.08% 6/11/27 (b)(c)	2,052,405	2,049,805
Series 2013-CR9 Class A1, 1.344% 7/10/45	280,165	280,746
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0356% 4/15/17 (b)(c)	16,009	16,012
sequential payer:
Series 2006-C7 Class A1A, 5.9288% 6/10/46 (c)	1,864,893	1,927,727
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,295,626	1,368,040
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	183,686	183,831
CSMC Series 2015-TOWN:
Class B, 2.0815% 3/15/17 (b)(c)	180,000	180,121
Class C, 2.4315% 3/15/17 (b)(c)	176,000	176,118
Class D, 3.3815% 3/15/17 (b)(c)	266,000	266,178
CSMC Trust floater Series 2014-ICE:
Class A, 0.976% 4/15/27 (b)(c)	1,128,000	1,124,447
Class B, 1.376% 4/15/27 (b)(c)	990,000	986,257
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.981% 12/5/31 (b)(c)	693,019	690,968
Class A2FL, 0.881% 12/5/31 (b)(c)	953,000	949,197
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	583,336	587,940
Series K707 Class A1, 1.615% 9/25/18	1,021,249	1,030,350
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (b)(c)	1,967,924	1,972,993
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.:
sequential payer:
Series 2006-C1 Class A4, 5.4499% 3/10/44 (c)	$ 1,381,008	$ 1,399,587
Series 2007-C1 Class A4, 5.543% 12/10/49	436,752	456,855
Series 2006-C1 Class A1A, 5.4499% 3/10/44 (c)	807,749	820,564
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	6,682	6,689
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (c)	772,715	783,089
Class A4, 5.553% 4/10/38 (c)	1,249,504	1,259,930
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (b)	290,000	294,886
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1815% 7/15/31 (b)(c)	543,477	543,711
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	787,563	825,597
Class A4, 5.56% 11/10/39	1,162,604	1,211,581
Series 2011-GC5 Class A1, 1.468% 8/10/44	65,581	65,630
Series 2012-GC6 Class A1, 1.282% 1/10/45	83,319	83,512
Series 2013-GC12 Class A1, 0.742% 6/10/46 (c)	439,133	437,040
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.1735% 11/5/30 (b)(c)	884,948	885,708
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (b)	270,000	274,343
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.432% 11/15/29 (b)(c)	737,000	737,832
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4656% 11/15/18 (b)(c)	12,053	11,930
Class F, 0.5156% 11/15/18 (b)(c)	31,865	30,976
Class G, 0.5456% 11/15/18 (b)(c)	27,694	26,718
Class H, 0.6856% 11/15/18 (b)(c)	21,250	20,402
Series 2014-BXH Class A, 1.0856% 4/15/27 (b)(c)	1,232,000	1,232,256
Series 2014-FL5 Class A, 1.1615% 7/15/31 (b)(c)	1,396,000	1,392,729
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,518,828	1,587,524
Series 2006-LDP8 Class A4, 5.399% 5/15/45	1,455,323	1,505,933
Series 2006-LDP7 Class A1A, 6.057% 4/15/45 (c)	1,708,828	1,779,832
Series 2013-C13 Class A1, 1.3029% 1/15/46	1,534,160	1,537,158
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A4, 5.156% 2/15/31	$ 1,049,460	$ 1,061,717
Series 2006-C6 Class A4, 5.372% 9/15/39	353,835	369,243
Series 2007-C1 Class A4, 5.424% 2/15/40	1,622,620	1,712,019
Series 2007-C7 Class A3, 5.866% 9/15/45	696,825	760,771
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.4484% 11/12/37 (c)	397,098	401,482
Series 2006-C2 Class A1A, 5.739% 8/12/43 (c)	1,254,636	1,309,393
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	976,607	1,020,649
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	372,588	372,964
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.386% 7/15/19 (b)(c)	45,397	45,429
Series 2007-XLFA:
Class D, 0.3715% 10/15/20 (b)(c)	84,323	83,628
Class E, 0.4315% 10/15/20 (b)(c)	105,926	104,814
Class F, 0.4815% 10/15/20 (b)(c)	63,569	62,732
Class G, 0.5215% 10/15/20 (b)(c)	78,581	77,080
Class H, 0.6115% 10/15/20 (b)(c)	49,464	47,530
Class J, 0.7615% 10/15/20 (b)(c)	28,557	26,013
sequential payer:
Series 2007-IQ13 Class A1A, 5.312% 3/15/44	471,139	499,478
Series 2007-IQ14 Class A2, 5.61% 4/15/49	299,016	302,093
Series 2012-C4 Class A1, 1.085% 3/15/45	337,094	337,931
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (c)	1,005,971	1,036,344
Series 2007-T27 Class A1A, 5.8266% 6/11/42 (c)	1,552,473	1,666,344
SCG Trust Series 2013-SRP1 Class A, 1.5815% 11/15/26 (b)(c)	965,000	965,397
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	104,100	104,225
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	372,193	370,896
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A:
Class G, 0.5456% 9/15/21 (b)(c)	20,057	19,765
Class J, 0.7856% 9/15/21 (b)(c)	50,198	47,647
sequential payer:
Series 2006-C29:
Class A1A, 5.297% 11/15/48	2,129,076	2,242,844
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A4, 5.308% 11/15/48	$ 383,038	$ 400,150
Series 2007-C31 Class A4, 5.509% 4/15/47	250,394	262,706
Series 2006-C23:
Class A1A, 5.422% 1/15/45	2,210,348	2,249,239
Class A5, 5.416% 1/15/45 (c)	1,880,003	1,915,127
Series 2006-C24 Class A1A, 5.557% 3/15/45 (c)	1,191,148	1,217,919
Series 2006-C26 Class A1A, 6.009% 6/15/45 (c)	1,389,227	1,442,573
Series 2006-C27 Class A3, 5.765% 7/15/45 (c)	933,292	963,889
Series 2007-C31A Class A2, 5.421% 4/15/47	63,991	63,940
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	259,379	258,355
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $75,766,720)		72,631,892
Foreign Government and Government Agency Obligations - 0.1%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (b) (Cost $956,022)	957,000	970,159
Supranational Obligations - 0.2%

International Bank for Reconstruction & Development 1% 6/15/18	689,000	688,741
KeyBank NA 1.7% 6/1/18	1,183,000	1,182,996
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,869,576)		1,871,737
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (a) (Cost $2,401,721)	2,401,721	$ 2,401,721
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $787,323,280)		788,951,392
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(751,765)
NET ASSETS - 100%		$ 788,199,627
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 32,233	$ (7,289)	$ -	$ (7,289)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,693,644 or 14.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,280
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 357,188,550	$ -	$ 357,188,550	$ -
U.S. Government and Government Agency Obligations	176,130,287	-	176,130,287	-
U.S. Government Agency - Mortgage Securities	25,943,748	-	25,943,748	-
Asset-Backed Securities	128,483,605	-	128,451,166	32,439
Collateralized Mortgage Obligations	23,329,693	-	23,329,693	-
Commercial Mortgage Securities	72,631,892	-	72,605,879	26,013
Foreign Government and Government Agency Obligations	970,159	-	970,159	-
Supranational Obligations	1,871,737	-	1,871,737	-
Money Market Funds	2,401,721	2,401,721	-	-
Total Investments in Securities:	$ 788,951,392	$ 2,401,721	$ 786,491,219	$ 58,452
Derivative Instruments:
Liabilities
Swaps	$ (7,289)	$ -	$ (7,289)	$ -
Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $786,639,458. Net unrealized appreciation aggregated $2,311,934, of which $6,810,815 related to appreciated investment securities and $4,498,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015